LVIP SSGA Small-Cap Index Fund
Schedule of Investments
March 31, 2026 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–99.64%
Aerospace & Defense–2.04%
†AAR Corp.	25,798	$2,823,849
†AeroVironment, Inc.	25,045	4,584,487
†AerSale Corp.	23,500	146,170
†AIRO Group Holdings, Inc.	3,200	24,336
†Archer Aviation, Inc. Class A	402,200	2,079,374
†Astronics Corp.	20,805	1,388,318
†Beta Technologies, Inc. Class A	22,100	324,870
†Byrna Technologies, Inc.	13,000	119,340
Cadre Holdings, Inc.	19,600	601,328
†Ducommun, Inc.	9,300	1,134,600
†Eve Holding, Inc.	58,400	144,832
†Firefly Aerospace, Inc.	13,800	392,886
†Intuitive Machines, Inc.	73,900	1,371,584
†Kratos Defense & Security Solutions, Inc.	119,750	8,443,573
†Mercury Systems, Inc.	35,200	2,566,432
Moog, Inc. Class A	18,681	5,466,808
National Presto Industries, Inc.	3,572	489,578
Park Aerospace Corp.	12,288	336,445
†Red Cat Holdings, Inc.	68,900	901,901
†Redwire Corp.	70,400	598,400
†Satellogic, Inc. Class A	53,600	291,584
†V2X, Inc.	17,600	1,205,600
†Voyager Technologies, Inc. Class A	31,800	743,802
VSE Corp.	17,766	3,276,050
†York Space Systems, Inc.	11,800	261,606
		39,717,753
Air Freight & Logistics–0.09%
†Forward Air Corp.	14,639	244,618
Hub Group, Inc. Class A	39,688	1,430,355
†Radiant Logistics, Inc.	19,076	134,486
		1,809,459
Automobile Components–1.06%
†Adient PLC	53,900	1,089,319
†Cooper-Standard Holdings, Inc.	11,500	320,505
Dana, Inc.	76,372	2,569,918
†Dauch Corp.	147,684	875,766
†Dorman Products, Inc.	18,273	1,906,970
†Fox Factory Holding Corp.	29,104	479,052
Garrett Motion, Inc.	116,300	2,113,171
†Gentherm, Inc.	21,064	585,158
†Goodyear Tire & Rubber Co.	186,316	1,235,275
†Holley, Inc.	43,600	133,852
LCI Industries	15,443	1,899,180
†Motorcar Parts of America, Inc.	7,100	78,526
Patrick Industries, Inc.	21,156	2,349,797
Phinia, Inc.	24,500	1,676,780
†Solid Power, Inc.	103,400	310,200
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Automobile Components (continued)
Standard Motor Products, Inc.	13,451	$467,288
†Strattec Security Corp.	2,800	219,352
Visteon Corp.	18,200	1,658,202
†XPEL, Inc.	17,164	759,678
		20,727,989
Automobiles–0.03%
†Faraday Future Intelligent Electric, Inc.	87,800	24,128
†Livewire Group, Inc.	28,500	47,310
Winnebago Industries, Inc.	18,573	575,577
		647,015
Banks–9.77%
1st Source Corp.	12,134	839,794
ACNB Corp.	6,900	330,303
Amalgamated Financial Corp.	15,900	618,033
Amerant Bancorp, Inc.	22,200	489,288
Ameris Bancorp	43,212	3,370,104
Ames National Corp.	5,900	166,498
Arrow Financial Corp.	10,979	368,565
Associated Banc-Corp.	106,700	2,759,262
Atlantic Union Bankshares Corp.	91,737	3,278,680
†Axos Financial, Inc.	35,960	3,059,836
Banc of California, Inc.	86,930	1,528,229
BancFirst Corp.	14,086	1,528,331
†Bancorp, Inc.	28,347	1,523,084
Bank First Corp.	6,200	837,372
Bank of Hawaii Corp.	26,700	1,982,475
Bank of Marin Bancorp	9,598	245,997
Bank of NT Butterfield & Son Ltd.	26,800	1,406,464
Bank7 Corp.	2,900	115,652
BankUnited, Inc.	49,200	2,221,872
Bankwell Financial Group, Inc.	4,700	228,044
Banner Corp.	22,219	1,348,249
Bar Harbor Bankshares	11,268	365,647
BayCom Corp.	7,500	222,938
BCB Bancorp, Inc.	6,100	54,778
Beacon Financial Corp.	56,547	1,696,410
†Blue Foundry Bancorp	12,100	160,204
Blue Ridge Bankshares, Inc.	50,000	210,000
†Bridgewater Bancshares, Inc.	14,900	263,730
Burke & Herbert Financial Services Corp.	9,320	580,543
Business First Bancshares, Inc.	19,400	524,576
†BV Financial, Inc.	4,400	84,216
Byline Bancorp, Inc.	20,200	637,714
C&F Financial Corp.	1,900	138,586
LVIP SSGA Small-Cap Index Fund–1

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
California BanCorp	13,117	$232,433
Camden National Corp.	11,355	538,795
Capital Bancorp, Inc.	7,700	228,998
Capital City Bank Group, Inc.	9,384	407,829
Capitol Federal Financial, Inc.	85,100	606,763
†Carter Bankshares, Inc.	14,719	343,247
Cathay General Bancorp	43,603	2,174,046
CB Financial Services, Inc.	3,100	105,958
Central Pacific Financial Corp.	18,030	576,239
CF Bankshares, Inc.	1,700	47,447
†Chain Bridge Bancorp, Inc. Class A	1,400	48,860
Chemung Financial Corp.	2,400	129,168
ChoiceOne Financial Services, Inc.	9,900	278,388
Citizens & Northern Corp.	10,213	228,158
Citizens Community Bancorp, Inc.	4,000	79,200
Citizens Financial Services, Inc.	3,362	205,586
City Holding Co.	9,097	1,087,273
Civista Bancshares, Inc.	11,600	264,364
CNB Financial Corp.	19,908	576,536
†Coastal Financial Corp.	8,900	677,290
CoastalSouth Bancshares, Inc.	1,600	39,344
Colony Bankcorp, Inc.	11,400	227,658
†Columbia Financial, Inc.	18,900	330,939
Commercial Bancgroup, Inc.	1,000	26,020
Community Financial System, Inc.	35,828	2,101,312
Community Trust Bancorp, Inc.	10,730	651,526
Community West Bancshares	11,400	265,620
ConnectOne Bancorp, Inc.	32,780	877,521
†Customers Bancorp, Inc.	21,180	1,470,104
CVB Financial Corp.	85,059	1,649,294
Dime Community Bancshares, Inc.	27,463	928,799
Eagle Bancorp Montana, Inc.	3,800	78,204
Eagle Bancorp, Inc.	19,346	481,135
Eagle Financial Services, Inc.	3,000	104,940
Eastern Bankshares, Inc.	143,904	2,814,762
†ECB Bancorp, Inc.	5,800	97,034
Enterprise Financial Services Corp.	24,970	1,351,127
Equity Bancshares, Inc. Class A	9,300	413,013
Esquire Financial Holdings, Inc.	5,000	537,500
Farmers & Merchants Bancorp, Inc.	8,600	220,762
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Farmers National Banc Corp.	38,412	$505,502
†FB Bancorp, Inc.	8,500	116,790
FB Financial Corp.	28,331	1,471,512
Fidelity D&D Bancorp, Inc.	3,600	155,808
Financial Institutions, Inc.	7,567	239,950
Finward Bancorp	2,100	76,230
†Finwise Bancorp	7,100	112,606
First BanCorp	105,035	2,243,548
First Bancorp, Inc.	7,480	209,664
First Bancorp/Southern Pines NC	27,409	1,544,497
First Bank	13,600	217,600
First Busey Corp.	57,296	1,447,870
First Business Financial Services, Inc.	5,700	307,401
First Capital, Inc.	2,300	114,149
First Commonwealth Financial Corp.	69,139	1,215,464
First Community Bankshares, Inc.	10,734	445,676
First Community Corp.	4,700	137,381
First Financial Bancorp	67,953	1,894,530
First Financial Bankshares, Inc.	88,984	2,620,579
First Financial Corp.	7,669	484,681
†First Foundation, Inc.	42,905	253,139
First Internet Bancorp	6,000	122,280
First Interstate BancSystem, Inc. Class A	58,143	1,941,976
First Merchants Corp.	41,943	1,624,452
First Mid Bancshares, Inc.	14,813	610,147
First National Corp.	5,200	139,984
First United Corp.	4,100	150,224
†First Western Financial, Inc.	5,900	145,022
†Firstsun Capital Bancorp	8,500	309,910
Five Star Bancorp	10,900	411,148
Flagstar Bank NA	200,866	2,645,405
Flushing Financial Corp.	22,897	351,698
Franklin Financial Services Corp.	2,900	148,132
FS Bancorp, Inc.	4,500	173,655
Fulton Financial Corp.	121,000	2,461,140
FVCBankcorp, Inc.	10,550	160,255
†GBank Financial Holdings, Inc.	6,600	176,616
German American Bancorp, Inc.	24,477	1,022,894
Glacier Bancorp, Inc.	84,910	3,792,930
Great Southern Bancorp, Inc.	5,670	357,947
Greene County Bancorp, Inc.	5,100	114,291
Hancock Whitney Corp.	54,133	3,442,317
Hanmi Financial Corp.	20,242	533,579
Hanover Bancorp, Inc.	2,100	45,339
Hawthorn Bancshares, Inc.	4,300	144,867
HBT Financial, Inc.	7,700	205,744
LVIP SSGA Small-Cap Index Fund–2

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Heritage Commerce Corp.	41,938	$523,386
Heritage Financial Corp.	23,055	599,430
Hilltop Holdings, Inc.	29,475	1,055,794
Hingham Institution For Savings	1,160	331,574
Home Bancorp, Inc.	4,874	295,267
Home BancShares, Inc.	119,528	3,218,889
HomeTrust Bancshares, Inc.	10,841	462,369
Hope Bancorp, Inc.	81,658	912,120
Horizon Bancorp, Inc.	30,882	511,715
Independent Bank Corp.	47,103	2,976,455
International Bancshares Corp.	36,264	2,440,205
Investar Holding Corp.	6,800	185,436
John Marshall Bancorp, Inc.	9,300	188,604
Kearny Financial Corp.	38,637	291,709
Lakeland Financial Corp.	16,917	970,697
Landmark Bancorp, Inc.	3,580	88,784
LCNB Corp.	8,400	130,956
LINKBANCORP, Inc.	16,600	138,444
Live Oak Bancshares, Inc.	24,000	793,680
MainStreet Bancshares, Inc.	4,400	97,680
Mechanics Bancorp Class A	32,629	481,278
Mercantile Bank Corp.	10,933	552,116
Meridian Corp.	5,800	109,968
Metrocity Bankshares, Inc.	13,100	375,577
Metropolitan Bank Holding Corp.	6,300	524,727
Mid Penn Bancorp, Inc.	13,200	424,512
Midland States Bancorp, Inc.	14,604	325,815
MVB Financial Corp.	7,500	186,225
National Bank Holdings Corp. Class A	25,952	1,016,280
National Bankshares, Inc.	4,100	149,281
NB Bancorp, Inc.	27,239	573,926
NBT Bancorp, Inc.	34,939	1,487,703
Nicolet Bankshares, Inc.	12,347	1,835,011
Northeast Bank	5,000	561,850
Northeast Community Bancorp, Inc.	8,300	197,540
Northfield Bancorp, Inc.	25,756	348,736
Northpointe Bancshares, Inc.	8,900	153,614
Northrim BanCorp, Inc.	15,400	352,352
Northwest Bancshares, Inc.	98,203	1,246,196
Norwood Financial Corp.	5,500	161,810
Oak Valley Bancorp	4,900	158,907
OceanFirst Financial Corp.	38,767	699,357
OFG Bancorp	28,688	1,160,716
Ohio Valley Banc Corp.	2,700	118,422
Old National Bancorp	230,851	5,101,807
Old Second Bancorp, Inc.	32,746	660,159
OP Bancorp	6,800	90,440
Orange County Bancorp, Inc.	7,000	223,860
Origin Bancorp, Inc.	20,500	849,930
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Orrstown Financial Services, Inc.	12,700	$458,216
Park National Corp.	10,076	1,646,922
Parke Bancorp, Inc.	6,700	190,280
Pathward Financial, Inc.	14,900	1,329,527
†Patriot National Bancorp, Inc.	38,500	49,665
PCB Bancorp	7,400	166,426
Peapack-Gladstone Financial Corp.	11,191	394,035
Peoples Bancorp of North Carolina, Inc.	3,200	125,312
Peoples Bancorp, Inc.	23,540	773,760
Peoples Financial Services Corp.	6,277	334,752
†Pioneer Bancorp, Inc.	8,300	115,536
Plumas Bancorp	4,100	200,162
†Ponce Financial Group, Inc.	13,200	220,572
Preferred Bank	8,046	729,692
Primis Financial Corp.	15,000	199,200
Princeton Bancorp, Inc.	3,500	118,195
Provident Financial Services, Inc.	84,663	1,791,469
QCR Holdings, Inc.	11,200	957,040
RBB Bancorp	11,132	237,891
Red River Bancshares, Inc.	3,400	307,496
Renasant Corp.	62,808	2,269,253
Republic Bancorp, Inc. Class A	5,725	403,899
Richmond Mutual BanCorp, Inc.	5,600	75,992
Riverview Bancorp, Inc.	14,200	78,100
S&T Bancorp, Inc.	24,624	1,030,022
SB Financial Group, Inc.	4,700	98,700
Seacoast Banking Corp. of Florida	64,531	1,954,644
ServisFirst Bancshares, Inc.	34,800	2,534,484
Shore Bancshares, Inc.	20,844	389,366
Sierra Bancorp	8,266	280,383
Simmons First National Corp. Class A	93,970	1,827,716
SmartFinancial, Inc.	10,100	394,708
Sound Financial Bancorp, Inc.	1,100	48,081
South Plains Financial, Inc.	8,877	371,946
†Southern First Bancshares, Inc.	5,215	284,217
Southern Missouri Bancorp, Inc.	6,798	434,664
Southside Bancshares, Inc.	19,467	605,229
SR Bancorp, Inc.	4,900	82,712
Stellar Bancorp, Inc.	30,610	1,120,632
†=Sterling Bancorp, Inc.	14,600	0
Stock Yards Bancorp, Inc.	18,032	1,195,341
LVIP SSGA Small-Cap Index Fund–3

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
†Texas Capital Bancshares, Inc.	29,000	$2,751,520
†Third Coast Bancshares, Inc.	8,700	329,121
Timberland Bancorp, Inc.	5,000	197,150
Tompkins Financial Corp.	9,059	714,212
Towne Bank	57,137	1,923,803
TriCo Bancshares	20,813	989,450
†Triumph Financial, Inc.	15,600	930,696
TrustCo Bank Corp.	12,600	551,628
Trustmark Corp.	36,879	1,554,081
UMB Financial Corp.	47,797	5,391,024
Union Bankshares, Inc.	2,100	51,072
United Bankshares, Inc.	90,878	3,764,167
United Community Banks, Inc.	81,096	2,553,713
United Security Bancshares	8,900	93,539
Unity Bancorp, Inc.	4,900	253,967
Univest Financial Corp.	19,220	658,477
USCB Financial Holdings, Inc.	8,100	150,174
Valley National Bancorp	321,976	3,953,865
Virginia National Bankshares Corp.	3,400	129,880
WaFd, Inc.	50,784	1,594,618
Washington Trust Bancorp, Inc.	11,475	383,953
WesBanco, Inc.	64,075	2,209,947
West BanCorp, Inc.	10,696	254,458
Westamerica BanCorp	15,681	817,764
Western New England Bancorp, Inc.	12,400	160,332
WSFS Financial Corp.	35,336	2,313,095
		190,578,447
Beverages–0.11%
MGP Ingredients, Inc.	10,100	185,739
†National Beverage Corp.	15,534	522,719
†Vita Coco Co., Inc.	31,400	1,504,374
†Zevia PBC Class A	24,900	29,133
		2,241,965
Biotechnology–9.15%
†4D Molecular Therapeutics, Inc.	28,200	262,542
†Abeona Therapeutics, Inc.	29,500	132,160
†Absci Corp.	88,000	264,000
†ACADIA Pharmaceuticals, Inc.	84,800	1,887,648
†Actuate Therapeutics, Inc.	1,500	4,110
†ADC Therapeutics SA	53,800	201,750
†ADMA Biologics, Inc.	157,500	1,419,075
†Agios Pharmaceuticals, Inc.	38,700	1,309,221
†Akebia Therapeutics, Inc.	183,000	254,370
†Aktis Oncology, Inc.	13,600	243,304
†Aldeyra Therapeutics, Inc.	36,000	60,840
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†Alector, Inc.	59,889	$128,761
†Alkermes PLC	107,300	3,794,128
†Allogene Therapeutics, Inc.	93,800	228,872
†Altimmune, Inc.	52,700	162,316
†Amicus Therapeutics, Inc.	199,400	2,883,324
†AnaptysBio, Inc.	12,700	704,342
†Anavex Life Sciences Corp.	58,700	180,209
†Anika Therapeutics, Inc.	9,395	136,227
†Annexon, Inc.	69,700	386,138
†Apogee Therapeutics, Inc.	25,700	2,163,169
†Arbutus Biopharma Corp.	102,200	459,900
†Arcellx, Inc.	25,500	2,927,910
†Arcturus Therapeutics Holdings, Inc.	17,000	131,240
†Arcus Biosciences, Inc.	51,100	1,103,760
†Arcutis Biotherapeutics, Inc.	74,800	1,762,288
†Ardelyx, Inc.	163,300	978,167
†ArriVent Biopharma, Inc.	17,000	392,190
†Arrowhead Pharmaceuticals, Inc.	89,232	5,594,846
†ARS Pharmaceuticals, Inc.	40,200	322,806
†Atrium Therapeutics, Inc.	7,850	104,955
†aTyr Pharma, Inc.	67,100	52,338
†Aura Biosciences, Inc.	27,400	183,306
†Aurinia Pharmaceuticals, Inc.	81,400	1,206,348
†Avita Medical, Inc.	1,300	4,810
†Beam Therapeutics, Inc.	65,100	1,551,333
†Benitec Biopharma, Inc.	11,300	120,345
†Bicara Therapeutics, Inc.	22,100	439,569
†BioCryst Pharmaceuticals, Inc.	149,386	1,422,155
†Biohaven Ltd.	64,450	545,247
†Bridgebio Pharma, Inc.	104,985	7,796,186
†Bright Minds Biosciences, Inc.	3,500	255,395
†Candel Therapeutics, Inc.	21,700	106,330
†Capricor Therapeutics, Inc.	26,200	796,480
†Cardiff Oncology, Inc.	44,100	71,442
†CareDx, Inc.	35,900	623,224
†Cartesian Therapeutics, Inc.	7,126	43,825
†Catalyst Pharmaceuticals, Inc.	78,100	1,933,756
†Celcuity, Inc.	23,300	2,659,462
†Celldex Therapeutics, Inc.	44,200	1,402,024
†CG oncology, Inc.	37,700	2,551,536
†Cogent Biosciences, Inc.	93,700	3,606,513
†Coherus Oncology, Inc.	76,805	129,800
†Compass Therapeutics, Inc.	85,940	454,623
†Corvus Pharmaceuticals, Inc.	39,400	576,422
†CRISPR Therapeutics AG	58,900	2,801,873
†Cullinan Therapeutics, Inc.	36,400	517,244
†Cytokinetics, Inc.	78,866	5,198,058
†Day One Biopharmaceuticals, Inc.	52,600	1,127,744
LVIP SSGA Small-Cap Index Fund–4

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†Denali Therapeutics, Inc.	89,400	$1,716,480
†Design Therapeutics, Inc.	13,300	141,512
†DiaMedica Therapeutics, Inc.	20,900	141,493
†Dianthus Therapeutics, Inc.	23,800	1,997,296
†Disc Medicine, Inc.	16,200	1,035,828
†Dyne Therapeutics, Inc.	83,800	1,519,294
†Editas Medicine, Inc.	61,938	152,987
†Eledon Pharmaceuticals, Inc.	37,900	116,732
†Emergent BioSolutions, Inc.	36,200	300,460
†Enanta Pharmaceuticals, Inc.	16,700	210,921
†Entrada Therapeutics, Inc.	18,300	230,946
†Erasca, Inc.	117,700	1,904,386
†Evommune, Inc.	6,900	158,631
†Fate Therapeutics, Inc.	71,854	86,225
†Fennec Pharmaceuticals, Inc.	17,300	106,395
†Foghorn Therapeutics, Inc.	20,000	95,600
†Geron Corp.	366,294	545,778
†Gossamer Bio, Inc.	138,600	45,530
†GRAIL, Inc.	23,800	1,229,984
†Greenwich Lifesciences, Inc.	4,700	112,894
†Gyre Therapeutics, Inc.	5,500	38,335
†Heron Therapeutics, Inc.	118,392	94,725
†Humacyte, Inc.	97,200	58,971
†Ideaya Biosciences, Inc.	54,200	1,805,944
†ImmunityBio, Inc.	198,000	1,518,660
†Immunome, Inc.	63,500	1,388,745
†Immunovant, Inc.	48,000	1,192,320
†Inhibikase Therapeutics, Inc.	48,000	80,640
†Inhibrx Biosciences, Inc.	6,200	416,826
†Inmune Bio, Inc.	9,600	10,848
†Intellia Therapeutics, Inc.	69,700	893,554
†Iovance Biotherapeutics, Inc.	204,200	716,742
†Ironwood Pharmaceuticals, Inc.	106,972	375,472
Jade Biosciences, Inc.	20,751	291,552
†Janux Therapeutics, Inc.	28,900	401,710
†KalVista Pharmaceuticals, Inc.	25,900	521,367
†Keros Therapeutics, Inc.	15,350	169,464
†Kodiak Sciences, Inc.	22,215	846,836
†Korro Bio, Inc.	4,500	50,940
†Krystal Biotech, Inc.	16,446	4,248,331
†Kura Oncology, Inc.	55,399	450,394
†Kymera Therapeutics, Inc.	38,000	3,165,020
†Larimar Therapeutics, Inc.	31,200	140,400
†Lexeo Therapeutics, Inc.	42,100	241,654
†Madrigal Pharmaceuticals, Inc.	11,334	5,933,009
†MannKind Corp.	208,100	509,845
†MapLight Therapeutics, Inc.	10,100	205,333
†MeiraGTx Holdings PLC	30,592	264,927
†=Merrimack Pharmaceuticals, Inc.	1,500	0
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†MiMedx Group, Inc.	79,800	$315,210
†Mineralys Therapeutics, Inc.	31,700	858,753
†Mirum Pharmaceuticals, Inc.	27,700	2,558,926
†Monopar Therapeutics, Inc.	3,000	164,370
†Monte Rosa Therapeutics, Inc.	40,200	661,290
†Myriad Genetics, Inc.	64,000	288,000
†Neurogene, Inc.	7,100	143,136
†Nkarta, Inc.	35,300	74,483
†Novavax, Inc.	100,900	821,326
†Nurix Therapeutics, Inc.	66,600	1,032,300
†Nuvalent, Inc. Class A	32,731	3,353,291
†Nuvectis Pharma, Inc.	10,200	78,846
†Olema Pharmaceuticals, Inc.	40,600	605,346
†Organogenesis Holdings, Inc.	47,400	112,338
†ORIC Pharmaceuticals, Inc.	40,800	516,936
†Oruka Therapeutics, Inc.	25,000	1,226,250
†Palvella Therapeutics, Inc.	4,900	610,785
†Perspective Therapeutics, Inc.	42,100	175,557
†Praxis Precision Medicines, Inc.	17,100	5,509,449
†Precigen, Inc.	122,000	472,140
†Prime Medicine, Inc.	66,200	230,376
†Protagonist Therapeutics, Inc.	38,500	4,057,900
†Protalix BioTherapeutics, Inc.	50,400	109,368
†Protara Therapeutics, Inc.	25,700	133,897
†Prothena Corp. PLC	27,600	268,272
†PTC Therapeutics, Inc.	52,424	3,571,647
†Puma Biotechnology, Inc.	31,000	198,090
†Recursion Pharmaceuticals, Inc. Class A	304,200	933,894
†REGENXBIO, Inc.	32,100	268,998
†Relay Therapeutics, Inc.	94,400	939,280
†Replimune Group, Inc.	48,376	370,076
†Rezolute, Inc.	48,800	148,840
†Rhythm Pharmaceuticals, Inc.	35,000	3,043,950
†Rigel Pharmaceuticals, Inc.	12,106	327,346
†Rocket Pharmaceuticals, Inc.	57,300	205,134
†Sana Biotechnology, Inc.	112,100	322,848
†Savara, Inc.	90,700	495,222
†Scholar Rock Holding Corp.	55,900	2,748,044
†SELLAS Life Sciences Group, Inc.	114,100	482,643
†Sionna Therapeutics, Inc.	10,500	420,945
†Soleno Therapeutics, Inc.	31,300	1,047,924
†Solid Biosciences, Inc.	36,600	263,520
†Spyre Therapeutics, Inc.	45,400	2,289,976
†Stoke Therapeutics, Inc.	30,300	986,568
†Syndax Pharmaceuticals, Inc.	58,106	1,357,356
†Tango Therapeutics, Inc.	71,700	1,499,964
LVIP SSGA Small-Cap Index Fund–5

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†Taysha Gene Therapies, Inc.	149,600	$668,712
†Tectonic Therapeutic, Inc.	7,800	241,098
†Tevogen Bio Holdings, Inc.	268	1,211
†TG Therapeutics, Inc.	96,000	3,189,120
†Tonix Pharmaceuticals Holding Corp.	7,600	104,500
†Travere Therapeutics, Inc.	55,600	1,651,876
†TriSalus Life Sciences, Inc.	15,500	62,000
†TuHURA Biosciences, Inc.	15,600	27,924
†Twist Bioscience Corp.	40,700	1,934,064
†Tyra Biosciences, Inc.	15,400	589,820
†Upstream Bio, Inc.	23,300	209,700
†UroGen Pharma Ltd.	25,200	453,096
†Vanda Pharmaceuticals, Inc.	37,981	262,449
†Vaxcyte, Inc.	82,200	4,776,642
†Vera Therapeutics, Inc.	37,800	1,520,694
†Veracyte, Inc.	53,400	1,720,014
†Verastem, Inc.	35,200	186,560
†Vericel Corp.	34,500	1,109,865
†Vir Biotechnology, Inc.	61,000	546,560
†Viridian Therapeutics, Inc.	52,800	1,032,768
†Voyager Therapeutics, Inc.	34,100	131,626
†Xencor, Inc.	49,100	592,146
†Xenon Pharmaceuticals, Inc.	57,100	3,320,365
†XOMA Royalty Corp.	6,200	194,494
†Zenas Biopharma, Inc.	12,800	250,240
†Zymeworks, Inc.	34,200	856,368
		178,578,614
Broadline Retail–0.07%
†Groupon, Inc.	17,500	208,250
Kohl's Corp.	73,900	953,310
†Savers Value Village, Inc.	21,500	159,960
		1,321,520
Building Products–1.53%
†American Woodmark Corp.	9,975	397,304
Apogee Enterprises, Inc.	14,447	484,552
AZZ, Inc.	19,245	2,408,127
CSW Industrials, Inc.	10,720	2,793,418
†Gibraltar Industries, Inc.	20,056	799,633
Griffon Corp.	24,131	1,753,841
Insteel Industries, Inc.	12,539	421,436
†Janus International Group, Inc.	93,100	479,465
†JELD-WEN Holding, Inc.	59,759	74,101
†Masterbrand, Inc.	86,500	718,815
†Modine Manufacturing Co.	34,922	7,567,947
Quanex Building Products Corp.	31,452	565,192
†Resideo Technologies, Inc.	85,400	2,878,834
Tecnoglass, Inc.	17,300	770,715
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Building Products (continued)
UFP Industries, Inc.	37,310	$3,436,997
Zurn Elkay Water Solutions Corp.	97,400	4,367,416
		29,917,793
Capital Markets–1.71%
Acadian Asset Management, Inc.	18,117	985,927
†AlTi Global, Inc.	26,600	96,292
Artisan Partners Asset Management, Inc. Class A	42,500	1,546,575
†Bakkt, Inc.	9,100	66,976
BGC Group, Inc. Class A	244,900	2,395,122
Cohen & Steers, Inc.	18,969	1,186,511
Diamond Hill Investment Group, Inc.	1,732	298,077
DigitalBridge Group, Inc.	118,950	1,834,209
†Donnelley Financial Solutions, Inc.	17,400	820,236
GCM Grosvenor, Inc. Class A	40,700	398,860
†Innventure, Inc.	16,300	63,733
Marex Group PLC	37,600	1,676,208
MarketWise, Inc.	1,280	23,962
†Miami International Holdings, Inc.	14,000	544,880
Moelis & Co. Class A	49,600	2,827,200
†Open Lending Corp. Class A	74,700	93,375
Patria Investments Ltd. Class A	44,000	554,400
Perella Weinberg Partners	42,600	773,616
Piper Sandler Cos.	46,272	3,542,122
PJT Partners, Inc. Class A	15,400	2,151,688
Ridgepost Capital, Inc. Class A	37,500	272,250
†Siebert Financial Corp.	8,100	15,552
Silvercrest Asset Management Group, Inc. Class A	5,400	72,576
StepStone Group, Inc. Class A	47,100	2,247,612
†StoneX Group, Inc.	48,593	3,919,025
Value Line, Inc.	700	24,703
Victory Capital Holdings, Inc. Class A	29,860	1,955,233
Virtus Investment Partners, Inc.	4,432	595,439
†Wealthfront Corp.	23,300	215,525
†Webull Corp.	184,000	883,200
Westwood Holdings Group, Inc.	5,900	97,173
WisdomTree, Inc.	83,608	1,217,332
		33,395,589
Chemicals–1.63%
AdvanSix, Inc.	15,300	373,320
LVIP SSGA Small-Cap Index Fund–6

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Chemicals (continued)
†American Vanguard Corp.	20,395	$50,783
†Arq, Inc.	22,400	57,344
†Ascent Industries Co.	4,800	63,888
†ASP Isotopes, Inc.	60,900	269,178
†Aspen Aerogels, Inc.	47,300	161,766
Avient Corp.	60,802	2,207,113
Balchem Corp.	21,609	3,662,293
Cabot Corp.	34,000	2,560,540
Chemours Co.	102,100	2,249,263
†Core Molding Technologies, Inc.	5,800	129,920
†Ecovyst, Inc.	77,100	991,506
†Flotek Industries, Inc.	9,500	161,215
Hawkins, Inc.	13,236	2,033,050
HB Fuller Co.	36,109	2,227,203
†Ingevity Corp.	23,753	1,691,926
Innospec, Inc.	15,404	1,124,800
†Intrepid Potash, Inc.	7,500	320,775
Koppers Holdings, Inc.	12,160	470,349
Kronos Worldwide, Inc.	15,689	103,077
†LSB Industries, Inc.	35,700	531,930
Mativ Holdings, Inc.	36,779	319,977
Minerals Technologies, Inc.	20,964	1,486,767
Orion SA	39,895	259,317
†Perimeter Solutions, Inc.	93,878	2,292,501
†PureCycle Technologies, Inc.	88,700	460,353
Quaker Chemical Corp.	9,213	1,144,531
†Rayonier Advanced Materials, Inc.	44,300	490,401
Sensient Technologies Corp.	28,495	2,463,108
†Solesence, Inc.	15,000	14,229
Stepan Co.	13,570	678,229
Tronox Holdings PLC	81,700	798,209
Valhi, Inc.	1,400	20,020
		31,868,881
Commercial Services & Supplies–1.33%
ABM Industries, Inc.	38,323	1,476,202
ACCO Brands Corp.	49,424	148,272
†ACV Auctions, Inc. Class A	114,900	487,176
†BrightView Holdings, Inc.	45,400	535,266
Brink's Co.	27,160	2,814,591
†Casella Waste Systems, Inc. Class A	41,034	3,255,638
†Cimpress PLC	11,134	812,782
CompX International, Inc.	1,338	31,256
†CoreCivic, Inc.	69,481	1,313,886
Deluxe Corp.	29,240	805,270
Ennis, Inc.	14,462	309,776
†Enviri Corp.	51,700	1,014,354
†GEO Group, Inc.	90,838	1,526,987
†Healthcare Services Group, Inc.	47,881	888,192
HNI Corp.	42,788	1,428,691
Interface, Inc.	38,221	952,467
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Commercial Services & Supplies (continued)
†Liquidity Services, Inc.	15,873	$485,238
MillerKnoll, Inc.	43,105	623,298
†Mobile Infrastructure Corp.	9,900	22,176
†Montrose Environmental Group, Inc.	22,400	490,336
NL Industries, Inc.	6,336	36,939
†OPENLANE, Inc.	70,100	2,043,415
†Perma-Fix Environmental Services, Inc.	12,100	129,349
Pitney Bowes, Inc.	108,600	1,200,030
Quad/Graphics, Inc.	19,800	130,878
UniFirst Corp.	9,867	2,482,438
†Vestis Corp.	66,500	522,690
Virco Mfg. Corp.	8,300	50,796
		26,018,389
Communications Equipment–1.21%
†ADTRAN Holdings, Inc.	51,548	648,474
†Applied Optoelectronics, Inc.	43,900	3,713,501
†Aviat Networks, Inc.	8,200	185,402
†BK Technologies Corp.	1,900	141,797
†Calix, Inc.	40,431	1,980,715
†Clearfield, Inc.	7,800	206,466
†Digi International, Inc.	24,643	1,187,793
†Extreme Networks, Inc.	89,345	1,347,323
†Harmonic, Inc.	72,888	654,534
†Inseego Corp.	8,400	93,408
†NETGEAR, Inc.	18,834	411,334
†NetScout Systems, Inc.	46,156	1,467,299
†Ribbon Communications, Inc.	65,102	138,016
†Viasat, Inc.	82,700	3,787,660
†Viavi Solutions, Inc.	153,100	5,095,168
†Vistance Networks, Inc.	145,100	2,640,820
		23,699,710
Construction & Engineering–2.80%
†Ameresco, Inc. Class A	22,021	561,535
Arcosa, Inc.	32,000	3,396,480
Argan, Inc.	8,924	4,860,457
†Bowman Consulting Group Ltd.	9,900	281,556
†Cardinal Infrastructure Group, Inc. Class A	8,500	337,067
†Centuri Holdings, Inc.	57,200	1,670,812
†Concrete Pumping Holdings, Inc.	16,400	117,096
†Construction Partners, Inc. Class A	31,600	3,511,392
†Dycom Industries, Inc.	19,369	6,562,605
†Fluor Corp.	107,500	5,014,875
Granite Construction, Inc.	27,979	3,354,123
†Great Lakes Dredge & Dock Corp.	43,634	741,778
†IES Holdings, Inc.	6,060	2,887,408
LVIP SSGA Small-Cap Index Fund–7

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Construction & Engineering (continued)
†Legence Corp. Class A	24,500	$1,383,270
†Limbach Holdings, Inc.	7,300	569,765
†Matrix Service Co.	19,600	225,008
†MYR Group, Inc.	10,294	2,906,202
†NWPX Infrastructure, Inc.	6,548	509,827
†Orion Group Holdings, Inc.	26,400	287,760
Primoris Services Corp.	36,038	5,154,876
†Southland Holdings, Inc.	8,200	10,660
†Sterling Infrastructure, Inc.	19,760	8,047,655
Tutor Perini Corp.	30,006	2,316,163
		54,708,370
Construction Materials–0.23%
†Knife River Corp.	38,400	3,135,360
†Smith-Midland Corp.	1,900	61,807
†Titan America SA	16,600	248,668
U.S. Lime & Minerals, Inc.	7,335	958,024
		4,403,859
Consumer Finance–0.97%
†Atlanticus Holdings Corp.	3,715	194,926
Bread Financial Holdings, Inc.	30,300	2,269,167
†Consumer Portfolio Services, Inc.	6,000	46,380
†Dave, Inc.	6,900	1,201,221
†Encore Capital Group, Inc.	14,763	1,035,182
†Enova International, Inc.	15,923	2,162,821
FirstCash Holdings, Inc.	26,224	4,930,112
†Green Dot Corp. Class A	37,202	417,406
Jefferson Capital, Inc.	14,800	284,604
†LendingClub Corp.	77,660	1,112,091
†LendingTree, Inc.	7,700	330,176
Medallion Financial Corp.	11,600	99,296
Navient Corp.	36,600	299,388
Nelnet, Inc. Class A	7,638	984,997
†NerdWallet, Inc. Class A	25,800	267,804
†Oportun Financial Corp.	26,000	119,860
OppFi, Inc.	12,600	97,146
†PRA Group, Inc.	26,223	458,903
PROG Holdings, Inc.	26,505	760,428
Regional Management Corp.	5,543	178,762
†Upstart Holdings, Inc.	57,700	1,480,005
†World Acceptance Corp.	1,701	229,703
		18,960,378
Consumer Staples Distribution & Retail–0.51%
Andersons, Inc.	21,663	1,554,970
†Chefs' Warehouse, Inc.	24,635	1,464,551
†Grocery Outlet Holding Corp.	65,000	458,250
†HF Foods Group, Inc.	30,800	56,980
Ingles Markets, Inc. Class A	9,931	892,697
Natural Grocers by Vitamin Cottage, Inc.	8,789	227,196
PriceSmart, Inc.	17,132	2,578,366
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Consumer Staples Distribution & Retail (continued)
†United Natural Foods, Inc.	40,299	$1,815,873
Village Super Market, Inc. Class A	5,313	224,368
Weis Markets, Inc.	9,500	649,705
		9,922,956
Containers & Packaging–0.22%
Ardagh Metal Packaging SA	94,900	384,345
Greif, Inc. Class A	19,117	1,337,794
Myers Industries, Inc.	23,197	491,312
†O-I Glass, Inc.	105,000	1,103,550
†Ranpak Holdings Corp.	33,000	117,810
TriMas Corp.	21,725	780,797
		4,215,608
Distributors–0.07%
†GigaCloud Technology, Inc. Class A	16,500	748,770
Gold.com, Inc.	12,800	513,024
Weyco Group, Inc.	4,500	144,225
		1,406,019
Diversified Consumer Services–1.19%
†American Public Education, Inc.	11,900	676,872
Carriage Services, Inc.	9,935	453,632
†Coursera, Inc.	97,200	565,704
†Covista, Inc.	22,717	2,618,134
†Driven Brands Holdings, Inc.	41,000	517,010
†European Wax Center, Inc. Class A	20,600	119,068
†Frontdoor, Inc.	47,900	2,531,994
Graham Holdings Co. Class B	2,140	2,262,537
†KinderCare Learning Cos., Inc.	20,900	45,980
†Laureate Education, Inc.	84,300	2,937,012
†Lincoln Educational Services Corp.	20,300	825,804
Matthews International Corp. Class A	20,510	529,568
†McGraw Hill, Inc.	16,800	230,160
†Mister Car Wash, Inc.	68,300	476,051
†Nerdy, Inc.	35,500	28,975
OneSpaWorld Holdings Ltd.	66,800	1,533,060
Perdoceo Education Corp.	42,168	1,569,071
Phoenix Education Partners, Inc.	1,900	59,774
Strategic Education, Inc.	15,235	1,263,896
†Stride, Inc.	27,700	2,442,309
†Udemy, Inc.	66,100	305,382
†Universal Technical Institute, Inc.	31,700	1,144,370
†Zspace, Inc.	2,000	227
		23,136,590
LVIP SSGA Small-Cap Index Fund–8

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Diversified REITs–0.49%
AH Realty Trust, Inc.	53,200	$292,600
Alpine Income Property Trust, Inc.	6,900	124,200
American Assets Trust, Inc.	35,673	656,740
Broadstone Net Lease, Inc.	128,200	2,342,214
CTO Realty Growth, Inc.	15,742	291,070
Essential Properties Realty Trust, Inc.	132,335	4,017,691
Gladstone Commercial Corp.	29,405	336,099
Global Net Lease, Inc.	133,728	1,251,694
Modiv Industrial, Inc.	7,400	105,968
NexPoint Diversified Real Estate Trust	26,535	123,918
		9,542,194
Diversified Telecommunication Services–0.57%
†Anterix, Inc.	8,000	305,520
ATN International, Inc.	6,992	190,322
†Bandwidth, Inc. Class A	19,200	342,144
Cogent Communications Holdings, Inc.	31,904	601,071
†Globalstar, Inc.	33,886	2,250,708
IDT Corp. Class B	11,200	549,920
†Liberty Latin America Ltd. Class A	103,871	913,098
†Lumen Technologies, Inc.	631,200	4,386,840
Shenandoah Telecommunications Co.	34,250	528,135
Uniti Group, Inc.	109,211	1,024,399
		11,092,157
Electric Utilities–0.91%
Genie Energy Ltd. Class B	14,200	200,788
†Hawaiian Electric Industries, Inc.	108,100	1,604,204
MGE Energy, Inc.	24,915	1,925,680
†Oklo, Inc.	81,000	4,016,790
Otter Tail Corp.	25,481	2,236,467
Portland General Electric Co.	74,600	3,936,642
TXNM Energy, Inc.	63,936	3,737,699
		17,658,270
Electrical Equipment–2.99%
Allient, Inc.	9,900	584,991
†American Superconductor Corp.	29,400	995,190
†Amprius Technologies, Inc.	74,200	1,251,012
†Array Technologies, Inc.	102,700	742,521
Atkore, Inc.	22,900	1,349,039
†Bloom Energy Corp. Class A	144,845	19,625,049
EnerSys	24,622	4,277,334
†Enovix Corp.	115,000	595,700
†Eos Energy Enterprises, Inc.	208,100	1,032,176
†Fluence Energy, Inc.	43,100	593,056
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electrical Equipment (continued)
†Hyliion Holdings Corp.	85,900	$151,184
†KULR Technology Group, Inc.	25,800	61,146
LSI Industries, Inc.	18,800	349,680
†NANO Nuclear Energy, Inc.	26,700	546,816
†Net Power, Inc.	15,200	23,712
†Nextpower, Inc. Class A	96,600	11,645,130
†NuScale Power Corp.	105,700	1,145,788
†Plug Power, Inc.	879,200	1,986,992
Powell Industries, Inc.	6,408	3,467,241
†Power Solutions International, Inc.	5,400	328,752
Preformed Line Products Co.	1,686	456,484
†Shoals Technologies Group, Inc. Class A	113,900	749,462
†SKYX Platforms Corp.	49,200	55,104
†SunPower, Inc.	47,900	60,833
†Sunrun, Inc.	150,600	2,042,136
†T1 Energy, Inc.	135,000	592,650
†Thermon Group Holdings, Inc.	22,360	1,126,944
†Vicor Corp.	15,471	2,490,831
		58,326,953
Electronic Equipment, Instruments & Components–3.69%
†908 Devices, Inc.	18,100	110,772
Advanced Energy Industries, Inc.	24,979	8,060,973
†Aeva Technologies, Inc.	25,180	331,369
†Arlo Technologies, Inc.	67,615	962,161
Badger Meter, Inc.	19,722	3,004,647
Bel Fuse, Inc. Class A	8,100	1,584,080
Belden, Inc.	25,942	2,978,920
Benchmark Electronics, Inc.	23,866	1,337,928
Climb Global Solutions, Inc.	10,800	214,056
CTS Corp.	19,411	927,069
†Daktronics, Inc.	26,100	510,255
ePlus, Inc.	17,316	1,303,029
†Evolv Technologies Holdings, Inc.	96,300	582,615
†Fabrinet	23,936	12,483,103
†Frequency Electronics, Inc.	4,500	199,170
†Insight Enterprises, Inc.	19,303	1,293,494
†Itron, Inc.	30,244	2,710,770
†Kimball Electronics, Inc.	16,775	397,400
†Knowles Corp.	56,806	1,458,778
Methode Electronics, Inc.	24,066	132,844
†MicroVision, Inc.	155,500	99,707
†Mirion Technologies, Inc.	158,600	2,948,374
†M-Tron Industries, Inc.	1,700	113,645
Napco Security Technologies, Inc.	23,400	921,726
†Neonode, Inc.	8,200	11,480
†nLight, Inc.	31,300	1,784,726
†Novanta, Inc.	23,863	2,818,459
†OSI Systems, Inc.	10,568	2,805,910
LVIP SSGA Small-Cap Index Fund–9

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electronic Equipment, Instruments & Components (continued)
†Ouster, Inc.	36,400	$668,668
PC Connection, Inc.	6,224	363,855
†Plexus Corp.	17,563	3,557,210
†Powerfleet, Inc. NJ	86,000	264,880
Richardson Electronics Ltd.	9,000	98,550
†Rogers Corp.	12,152	1,304,274
†Sanmina Corp.	35,195	4,562,680
†ScanSource, Inc.	13,037	473,243
†TTM Technologies, Inc.	67,825	6,607,511
Vishay Intertechnology, Inc.	81,221	1,461,978
†Vishay Precision Group, Inc.	8,372	363,512
†Vuzix Corp.	50,200	115,962
		71,929,783
Energy Equipment & Services–2.60%
Archrock, Inc.	114,002	3,967,270
Atlas Energy Solutions, Inc.	52,500	688,800
†Borr Drilling Ltd.	170,100	981,477
Bristow Group, Inc.	18,473	866,199
Cactus, Inc. Class A	46,300	2,193,231
Core Laboratories, Inc.	32,600	547,354
†DMC Global, Inc.	14,988	78,087
Energy Services of America Corp.	8,200	107,666
†Expro Group Holdings NV	53,966	939,548
Flowco Holdings, Inc. Class A	13,500	278,100
†Forum Energy Technologies, Inc.	7,000	410,620
†Helix Energy Solutions Group, Inc.	94,956	939,115
Helmerich & Payne, Inc.	65,700	2,367,171
†Innovex International, Inc.	26,600	648,774
Kodiak Gas Services, Inc.	55,300	3,225,096
Liberty Energy, Inc.	105,822	3,047,674
†Mammoth Energy Services, Inc.	16,700	40,915
†Nabors Industries Ltd.	9,114	784,351
†National Energy Services Reunited Corp.	41,500	891,005
Natural Gas Services Group, Inc.	6,900	260,406
Noble Corp. PLC	84,635	4,153,039
†Oceaneering International, Inc.	66,200	2,348,114
†Oil States International, Inc.	33,800	393,432
Patterson-UTI Energy, Inc.	234,189	2,536,267
†ProFrac Holding Corp. Class A	14,000	86,800
†ProPetro Holding Corp.	65,100	938,091
Ranger Energy Services, Inc. Class A	11,600	198,824
RPC, Inc.	60,400	427,632
†SEACOR Marine Holdings, Inc.	13,700	98,092
†Seadrill Ltd.	42,400	1,929,200
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Energy Equipment & Services (continued)
Select Water Solutions, Inc.	62,500	$956,250
SLB Ltd.	100	5,139
Solaris Energy Infrastructure, Inc. Class A	30,700	1,734,857
†TETRA Technologies, Inc.	86,600	737,832
†Tidewater, Inc.	33,211	2,774,779
†Transocean Ltd.	616,100	4,084,743
†Valaris Ltd.	41,700	4,088,268
		50,754,218
Entertainment–0.55%
†AMC Entertainment Holdings, Inc. Class A	320,700	314,286
†Atlanta Braves Holdings, Inc. Class A	34,900	1,506,695
Cinemark Holdings, Inc.	70,200	2,002,104
CuriosityStream, Inc.	25,000	74,000
†Gaia, Inc.	13,600	37,672
†IMAX Corp.	30,000	1,140,300
†Lionsgate Studios Corp.	138,404	1,327,294
†Madison Square Garden Entertainment Corp.	26,772	1,577,139
Marcus Corp.	12,534	215,209
†Meridian Holdings, Inc.	1,300	9,386
†Playstudios, Inc.	67,100	31,483
Playtika Holding Corp.	38,900	108,142
†Reservoir Media, Inc.	7,400	72,446
†Sphere Entertainment Co.	18,372	2,156,873
†Starz Entertainment Corp.	8,793	101,119
†Vivid Seats, Inc. Class A	2,860	16,903
		10,691,051
Financial Services–1.99%
†Acacia Research Corp.	23,100	111,111
Alerus Financial Corp.	15,900	376,989
Banco Latinoamericano de Comercio Exterior SA	18,358	937,727
†Better Home & Finance Holding Co.	3,600	128,232
Burford Capital Ltd.	137,500	621,500
Cannae Holdings, Inc.	27,300	310,401
†Cantaloupe, Inc.	31,700	342,677
Cass Information Systems, Inc.	8,015	352,820
Compass Diversified Holdings	46,700	367,062
Enact Holdings, Inc.	19,100	779,471
Essent Group Ltd.	61,209	3,577,054
EVERTEC, Inc.	43,407	1,224,946
Federal Agricultural Mortgage Corp. Class C	6,174	915,913
†Finance of America Cos., Inc. Class A	3,500	58,100
†Flywire Corp.	79,800	928,872
LVIP SSGA Small-Cap Index Fund–10

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Financial Services (continued)
HA Sustainable Infrastructure Capital, Inc.	83,000	$3,050,250
†International Money Express, Inc.	12,534	198,037
Jackson Financial, Inc. Class A	44,400	4,693,968
†loanDepot, Inc. Class A	59,500	84,490
†Marqeta, Inc. Class A	246,500	1,005,720
Merchants Bancorp	17,814	764,399
†NCR Atleos Corp.	48,700	2,122,346
NewtekOne, Inc.	16,100	176,295
†NMI Holdings, Inc. Class A	51,900	1,946,769
†Onity Group, Inc.	4,600	180,642
Pagseguro Digital Ltd. Class A	122,000	1,222,440
†Payoneer Global, Inc.	189,500	915,285
†Paysafe Ltd.	21,384	145,625
†Paysign, Inc.	25,700	151,630
PennyMac Financial Services, Inc.	19,900	1,739,260
†Priority Technology Holdings, Inc.	16,900	79,768
Radian Group, Inc.	90,754	3,002,142
†Remitly Global, Inc.	112,100	1,756,607
†Repay Holdings Corp.	48,500	126,100
†Security National Financial Corp. Class A	8,780	83,234
†Sezzle, Inc.	10,900	689,861
†StoneCo Ltd. Class A	168,800	2,383,456
SWK Holdings Corp.	800	13,608
†Velocity Financial, Inc.	5,300	95,877
Walker & Dunlop, Inc.	22,563	1,001,346
Waterstone Financial, Inc.	10,380	187,151
		38,849,181
Food Products–0.61%
Alico, Inc.	3,900	160,914
B&G Foods, Inc.	55,114	265,098
†Beyond Meat, Inc.	257,000	180,311
†BRC, Inc. Class A	36,900	28,642
Calavo Growers, Inc.	11,654	300,557
Cal-Maine Foods, Inc.	27,730	2,194,829
Dole PLC	41,400	591,606
†Forafric Global PLC	4,600	44,390
Fresh Del Monte Produce, Inc.	22,756	916,156
†Hain Celestial Group, Inc.	66,500	46,404
J&J Snack Foods Corp.	10,287	815,450
John B Sanfilippo & Son, Inc.	5,402	428,541
†Lifeway Foods, Inc.	3,500	67,690
Limoneira Co.	12,300	165,066
†Mama's Creations, Inc.	25,500	391,170
Marzetti Co.	13,254	1,833,426
†Mission Produce, Inc.	27,800	382,528
†Seneca Foods Corp. Class A	3,188	481,771
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Food Products (continued)
†Simply Good Foods Co.	60,200	$863,870
†SunOpta, Inc.	66,000	427,680
Tootsie Roll Industries, Inc.	12,978	554,420
Utz Brands, Inc.	51,000	403,920
†Vital Farms, Inc.	23,500	331,820
†Westrock Coffee Co.	27,200	115,600
		11,991,859
Gas Utilities–1.09%
Brookfield Infrastructure Corp. Class A	79,678	3,148,875
Chesapeake Utilities Corp.	15,765	1,992,223
New Jersey Resources Corp.	67,597	3,712,427
Northwest Natural Holding Co.	27,719	1,475,205
ONE Gas, Inc.	39,779	3,426,165
RGC Resources, Inc.	6,300	138,915
Southwest Gas Holdings, Inc.	44,822	3,895,032
Spire, Inc.	38,820	3,514,763
		21,303,605
Ground Transportation–0.32%
ArcBest Corp.	15,175	1,492,613
Covenant Logistics Group, Inc.	7,200	195,480
FTAI Infrastructure, Inc.	70,700	349,258
Heartland Express, Inc.	29,609	307,934
†Hertz Global Holdings, Inc.	80,900	372,949
Marten Transport Ltd.	36,894	484,418
†PAMT Corp.	4,100	34,645
†Proficient Auto Logistics, Inc.	16,100	109,158
†RXO, Inc.	110,083	1,609,413
Universal Logistics Holdings, Inc.	5,197	109,865
Werner Enterprises, Inc.	37,020	1,088,758
		6,154,491
Health Care Equipment & Supplies–2.35%
†Accuray, Inc.	74,500	28,913
Acme United Corp.	2,100	94,311
†Alphatec Holdings, Inc.	79,300	862,784
†AngioDynamics, Inc.	27,792	315,995
†Anteris Technologies Global Corp.	52,600	291,930
†Artivion, Inc.	27,310	1,000,092
†AtriCure, Inc.	33,003	941,576
†Avanos Medical, Inc.	30,200	423,102
†Axogen, Inc.	30,200	1,000,526
†Beta Bionics, Inc.	26,100	261,522
†Bioventus, Inc. Class A	29,600	270,248
†Butterfly Network, Inc.	133,600	539,744
†CapsoVision, Inc.	2,200	16,038
†Carlsmed, Inc.	1,500	13,575
†Ceribell, Inc.	18,400	337,272
LVIP SSGA Small-Cap Index Fund–11

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Equipment & Supplies (continued)
†Cerus Corp.	126,983	$231,109
†ClearPoint Neuro, Inc.	17,900	162,890
CONMED Corp.	21,422	757,482
†CVRx, Inc.	11,400	107,844
†Delcath Systems, Inc.	20,600	191,168
†Electromed, Inc.	5,100	119,391
Embecta Corp.	39,700	350,948
†Enovis Corp.	38,300	871,325
†Glaukos Corp.	36,945	3,977,499
†Haemonetics Corp.	31,500	1,775,340
†ICU Medical, Inc.	16,300	2,105,145
†Inogen, Inc.	18,490	114,268
†Integer Holdings Corp.	23,325	2,052,600
†Integra LifeSciences Holdings Corp.	45,900	432,378
iRadimed Corp.	5,600	539,056
†IRhythm Holdings, Inc.	21,450	2,531,529
†Kestra Medical Technologies Ltd.	11,400	227,202
†KORU Medical Systems, Inc.	30,800	133,056
†Lantheus Holdings, Inc.	43,706	3,315,100
LeMaitre Vascular, Inc.	14,098	1,539,079
†LENSAR, Inc.	7,400	44,104
†LivaNova PLC	36,796	2,338,754
†Lucid Diagnostics, Inc.	55,400	63,710
†Merit Medical Systems, Inc.	39,041	2,691,096
†Myomo, Inc.	26,200	17,701
†Neogen Corp.	148,350	1,378,171
†Neuronetics, Inc.	28,500	41,325
†NeuroPace, Inc.	17,600	231,440
†Novocure Ltd.	69,600	758,640
†=OmniAb, Inc. Earnout Shares	4,688	0
†=OmniAb, Inc. Earnout Shares.	4,688	0
†Omnicell, Inc.	29,825	995,559
†OraSure Technologies, Inc.	53,006	159,018
†Orthofix Medical, Inc.	27,318	313,337
†OrthoPediatrics Corp.	11,405	180,997
†Outset Medical, Inc.	13,700	52,608
†PROCEPT BioRobotics Corp.	36,000	900,360
†Pro-Dex, Inc.	1,500	73,680
†Pulmonx Corp.	28,500	36,765
†Pulse Biosciences, Inc.	12,115	261,563
†QuidelOrtho Corp.	46,000	755,780
†RxSight, Inc.	24,786	152,682
†Sanara Medtech, Inc.	1,900	32,642
†SANUWAVE Health, Inc.	5,500	95,095
†Shoulder Innovations, Inc.	700	10,171
†SI-BONE, Inc.	26,400	333,432
†Sight Sciences, Inc.	27,900	105,183
†STAAR Surgical Co.	24,999	467,481
†Stereotaxis, Inc.	43,500	80,040
†Strive, Inc. Class A	34,630	346,993
†Tactile Systems Technology, Inc.	15,300	399,789
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Equipment & Supplies (continued)
†Tandem Diabetes Care, Inc.	45,900	$879,903
†TransMedics Group, Inc.	22,600	2,246,666
†Treace Medical Concepts, Inc.	36,200	48,508
†UFP Technologies, Inc.	5,040	975,744
Utah Medical Products, Inc.	1,515	93,915
†Varex Imaging Corp.	28,200	299,202
		45,794,091
Health Care Providers & Services–3.03%
†Accendra Health, Inc.	52,154	118,911
†AdaptHealth Corp.	68,700	817,530
†Addus HomeCare Corp.	12,400	1,161,260
†agilon health, Inc.	8,344	66,001
†AirSculpt Technologies, Inc.	10,100	28,583
†Alignment Healthcare, Inc.	123,500	2,176,070
†AMN Healthcare Services, Inc.	26,474	485,533
†Ardent Health, Inc.	16,400	140,384
†Astrana Health, Inc.	27,900	684,108
†Aveanna Healthcare Holdings, Inc.	40,900	263,396
†BrightSpring Health Services, Inc.	85,700	3,651,677
†Brookdale Senior Living, Inc.	157,100	2,149,128
†Castle Biosciences, Inc.	19,400	476,270
†Clover Health Investments Corp.	278,200	489,632
†Community Health Systems, Inc.	88,300	259,602
Concentra Group Holdings Parent, Inc.	77,473	1,661,796
†CorVel Corp.	19,858	1,085,240
†Cross Country Healthcare, Inc.	21,617	203,200
†DocGo, Inc.	75,400	47,434
†Enhabit, Inc.	34,700	488,923
Ensign Group, Inc.	37,333	7,522,600
†Fulgent Genetics, Inc.	14,400	228,960
†GeneDx Holdings Corp.	12,800	822,016
†Guardant Health, Inc.	81,700	7,546,629
†Guardian Pharmacy Services, Inc. Class A	13,200	497,112
†HealthEquity, Inc.	56,230	4,699,141
†Hims & Hers Health, Inc.	136,600	2,835,816
†Innovage Holding Corp.	13,900	111,478
†Joint Corp.	10,300	91,155
†LifeStance Health Group, Inc.	96,700	615,979
†Lumexa Imaging Holdings, Inc.	16,800	144,480
†Nano-X Imaging Ltd.	42,200	95,794
National HealthCare Corp.	8,675	1,385,398
National Research Corp.	8,737	148,354
†NeoGenomics, Inc.	88,165	654,184
LVIP SSGA Small-Cap Index Fund–12

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Providers & Services (continued)
†Nutex Health, Inc.	2,300	$218,592
†Omada Health, Inc.	22,100	277,797
†Oncology Institute, Inc.	46,500	142,755
†OPKO Health, Inc.	267,100	304,494
†Option Care Health, Inc.	106,307	2,861,784
†PACS Group, Inc.	29,900	960,388
†Pediatrix Medical Group, Inc.	57,200	1,223,508
†Pennant Group, Inc.	23,366	712,196
†Privia Health Group, Inc.	77,200	1,588,004
†Progyny, Inc.	51,200	869,376
†RadNet, Inc.	45,100	2,520,639
Select Medical Holdings Corp.	70,967	1,156,052
†Sonida Senior Living, Inc.	3,400	109,650
†Strata Critical Medical, Inc.	44,600	186,428
†Surgery Partners, Inc.	53,200	634,144
†Talkspace, Inc.	91,200	471,960
U.S. Physical Therapy, Inc.	10,349	775,761
†Viemed Healthcare, Inc.	24,500	225,645
		59,092,947
Health Care REITs–1.05%
American Healthcare REIT, Inc.	116,500	5,494,140
CareTrust REIT, Inc.	148,771	5,452,457
Chiron Real Estate, Inc.	8,640	285,811
Community Healthcare Trust, Inc.	16,610	263,933
Diversified Healthcare Trust	150,700	1,000,648
LTC Properties, Inc.	30,673	1,139,809
National Health Investors, Inc.	31,034	2,509,409
Sabra Health Care REIT, Inc.	160,677	3,089,819
Sila Realty Trust, Inc.	38,200	904,576
Strawberry Fields REIT, Inc.	4,500	53,550
Universal Health Realty Income Trust	8,673	350,996
		20,545,148
Health Care Technology–0.24%
†Claritev Corp.	5,100	83,334
†Definitive Healthcare Corp.	25,200	30,996
†Evolent Health, Inc. Class A	80,900	184,452
†Health Catalyst, Inc.	45,100	57,277
HealthStream, Inc.	16,345	338,505
†HeartFlow, Inc.	11,300	274,929
†LifeMD, Inc.	27,500	99,275
†OptimizeRx Corp.	11,100	69,708
†Phreesia, Inc.	39,000	326,820
†Schrodinger, Inc.	39,000	443,040
†Simulations Plus, Inc.	11,800	139,476
†Teladoc Health, Inc.	121,400	661,630
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Technology (continued)
†TruBridge, Inc.	7,600	$111,264
†Waystar Holding Corp.	74,100	1,786,551
		4,607,257
Hotel & Resort REITs–0.57%
Apple Hospitality REIT, Inc.	148,800	1,712,688
Braemar Hotels & Resorts, Inc.	41,400	97,704
Chatham Lodging Trust	17,731	139,543
DiamondRock Hospitality Co.	139,174	1,304,060
Pebblebrook Hotel Trust	74,160	936,641
RLJ Lodging Trust	85,155	631,850
Ryman Hospitality Properties, Inc.	40,806	3,765,170
Service Properties Trust	107,000	144,985
Summit Hotel Properties, Inc.	73,573	325,193
Sunstone Hotel Investors, Inc.	122,892	1,107,257
Xenia Hotels & Resorts, Inc.	65,104	965,492
		11,130,583
Hotels, Restaurants & Leisure–1.55%
†Accel Entertainment, Inc.	33,400	364,394
†Bally's Corp.	5,400	52,056
†Biglari Holdings, Inc. Class B	485	159,851
†BJ's Restaurants, Inc.	13,059	458,371
†Black Rock Coffee Bar, Inc. Class A	7,800	100,776
Bloomin' Brands, Inc.	57,452	310,241
Brightstar Lottery PLC	66,900	852,306
†Brinker International, Inc.	28,600	4,083,222
Cheesecake Factory, Inc.	30,974	1,695,827
Cracker Barrel Old Country Store, Inc.	15,262	429,015
†Dave & Buster's Entertainment, Inc.	18,800	203,604
Dine Brands Global, Inc.	10,332	271,112
†El Pollo Loco Holdings, Inc.	19,700	273,042
†First Watch Restaurant Group, Inc.	33,600	352,128
†Genius Sports Ltd.	148,600	658,298
†Global Business Travel Group I	75,100	419,058
Golden Entertainment, Inc.	13,400	357,646
†Hilton Grand Vacations, Inc.	41,100	1,607,832
†Inspired Entertainment, Inc.	17,100	121,923
†Jack in the Box, Inc.	12,315	119,086
Krispy Kreme, Inc.	54,400	184,416
†Kura Sushi USA, Inc. Class A	4,300	300,097
†Life Time Group Holdings, Inc.	99,997	2,693,919
†Lindblad Expeditions Holdings, Inc.	26,100	451,530
LVIP SSGA Small-Cap Index Fund–13

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
Marriott Vacations Worldwide Corp.	18,800	$1,224,256
Monarch Casino & Resort, Inc.	7,984	763,270
Nathan's Famous, Inc.	800	80,584
†Navan, Inc. Class A	22,600	299,224
Papa John's International, Inc.	22,422	726,697
†Portillo's, Inc. Class A	41,100	217,419
†Pursuit Attractions & Hospitality, Inc.	14,313	524,285
RCI Hospitality Holdings, Inc.	5,500	125,455
Red Rock Resorts, Inc. Class A	31,900	1,702,184
†Rush Street Interactive, Inc.	60,900	1,324,575
†Sabre Corp.	252,200	365,690
†Serve Robotics, Inc.	41,000	346,040
†Shake Shack, Inc. Class A	26,200	2,317,914
†Six Flags Entertainment Corp.	64,740	1,149,135
Super Group SGHC Ltd.	107,700	1,163,160
†Sweetgreen, Inc. Class A	71,700	372,123
†Target Hospitality Corp.	22,400	207,872
†United Parks & Resorts, Inc.	18,662	609,501
†Xponential Fitness, Inc. Class A	17,900	107,758
		30,146,892
Household Durables–1.57%
Bassett Furniture Industries, Inc.	6,100	86,315
†Beazer Homes USA, Inc.	18,719	360,154
†Cavco Industries, Inc.	5,226	2,530,899
Century Communities, Inc.	17,638	1,012,068
†Champion Homes, Inc.	37,634	2,798,841
Cricut, Inc. Class A	30,000	112,200
†Dream Finders Homes, Inc. Class A	18,000	250,560
Ethan Allen Interiors, Inc.	14,432	321,256
Flexsteel Industries, Inc.	2,300	103,362
†Green Brick Partners, Inc.	21,082	1,358,735
Hamilton Beach Brands Holding Co. Class A	4,700	89,065
†Helen of Troy Ltd.	15,898	229,249
†Hovnanian Enterprises, Inc. Class A	3,300	366,003
Installed Building Products, Inc.	15,438	4,093,386
KB Home	41,336	2,139,138
La-Z-Boy, Inc.	27,433	881,697
†Legacy Housing Corp.	4,160	84,989
Leggett & Platt, Inc.	91,100	900,068
†LGI Homes, Inc.	14,100	557,373
†Lovesac Co.	8,400	124,068
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Household Durables (continued)
†M/I Homes, Inc.	17,574	$2,151,936
Meritage Homes Corp.	44,568	2,756,085
†Sonos, Inc.	81,036	1,085,882
†Taylor Morrison Home Corp.	62,200	3,622,528
†Traeger, Inc.	472	13,688
†Tri Pointe Homes, Inc.	56,052	2,619,310
		30,648,855
Household Products–0.28%
†Central Garden & Pet Co.	39,452	1,303,829
Energizer Holdings, Inc.	42,600	699,492
Oil-Dri Corp. of America	6,900	449,121
Spectrum Brands Holdings, Inc.	14,900	1,098,130
WD-40 Co.	9,238	1,883,998
		5,434,570
Independent Power and Renewable Electricity Producers–0.25%
†Hallador Energy Co.	21,300	346,764
†Montauk Renewables, Inc.	47,600	54,740
Ormat Technologies, Inc.	40,460	4,528,283
		4,929,787
Industrial Conglomerates–0.03%
Brookfield Business Corp. Class A	16,200	512,568
		512,568
Industrial REITs–0.38%
Industrial Logistics Properties Trust	36,100	205,048
Innovative Industrial Properties, Inc.	18,700	937,992
LXP Industrial Trust	39,357	1,820,655
One Liberty Properties, Inc.	12,507	268,400
Terreno Realty Corp.	67,634	4,154,080
		7,386,175
Insurance–1.79%
Abacus Global Management, Inc.	21,100	166,268
American Coastal Insurance Corp. Class C	16,500	185,625
American Integrity Insurance Group, Inc.	2,000	38,560
AMERISAFE, Inc.	12,799	426,591
†Ategrity Specialty Holdings LLC	600	11,862
†Baldwin Insurance Group, Inc.	63,500	1,393,190
†Bowhead Specialty Holdings, Inc.	11,800	264,674
†Citizens, Inc.	33,000	165,990
CNO Financial Group, Inc.	62,312	2,558,531
Crawford & Co. Class A	11,700	116,649
LVIP SSGA Small-Cap Index Fund–14

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance (continued)
Donegal Group, Inc. Class A	11,946	$205,232
†eHealth, Inc.	21,600	27,864
Employers Holdings, Inc.	15,427	634,667
F&G Annuities & Life, Inc.	24,800	627,936
Fidelis Insurance Holdings Ltd.	38,500	735,735
†Genworth Financial, Inc. Class A	261,400	2,122,568
†GoHealth, Inc. Class A	3,300	4,983
†Goosehead Insurance, Inc. Class A	16,100	686,826
†Greenlight Capital Re Ltd. Class A	17,657	305,290
Hamilton Insurance Group Ltd. Class B	28,900	862,087
HCI Group, Inc.	7,307	1,129,735
†Heritage Insurance Holdings, Inc.	16,700	438,375
†Hippo Holdings, Inc.	12,232	318,766
Horace Mann Educators Corp.	27,531	1,175,023
Investors Title Co.	1,013	220,165
James River Group Holdings, Inc.	26,500	166,950
†Kestrel Group Ltd.	1,150	12,420
Kingstone Cos., Inc.	8,600	125,302
†Kingsway Financial Services, Inc.	12,800	133,504
†Lemonade, Inc.	40,900	2,563,612
†MBIA, Inc.	30,884	182,524
Mercury General Corp.	18,200	1,604,330
†NI Holdings, Inc.	3,500	45,115
†Octave Specialty Group, Inc.	28,593	132,958
†Oscar Health, Inc. Class A	133,400	1,530,098
†Palomar Holdings, Inc.	17,400	2,079,300
†ProAssurance Corp.	31,000	766,320
†Root, Inc. Class A	7,800	344,526
Safety Insurance Group, Inc.	10,199	740,855
Selective Insurance Group, Inc.	40,407	3,046,284
†Selectquote, Inc.	101,700	64,020
†SiriusPoint Ltd.	69,900	1,505,646
†Skyward Specialty Insurance Group, Inc.	24,100	1,052,688
†Slide Insurance Holdings, Inc.	46,900	844,200
Stewart Information Services Corp.	18,939	1,166,264
Tiptree, Inc.	16,546	279,958
†Trupanion, Inc.	23,961	613,641
United Fire Group, Inc.	14,021	519,618
Universal Insurance Holdings, Inc.	17,403	594,487
		34,937,812
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Interactive Media & Services–0.40%
†Angi, Inc.	23,600	$161,660
†Arena Group Holdings, Inc.	10,400	22,568
†Bumble, Inc. Class A	48,700	158,762
†Cargurus, Inc.	52,100	1,774,005
†Cars.com, Inc.	38,100	309,372
†EverQuote, Inc. Class A	17,500	269,850
†fuboTV, Inc. Class A	18,850	178,321
†Getty Images Holdings, Inc.	72,300	57,363
†Grindr, Inc.	22,900	276,861
†MediaAlpha, Inc. Class A	23,060	214,458
†Nextdoor Holdings, Inc.	155,800	218,120
†QuinStreet, Inc.	36,011	432,492
†Rumble, Inc.	62,400	318,240
Shutterstock, Inc.	18,252	303,166
†Teads Holding Co.	27,500	18,111
†Travelzoo	2,800	16,576
†TripAdvisor, Inc.	77,600	827,216
†Webtoon Entertainment, Inc.	11,200	102,928
†Yelp, Inc.	39,100	967,334
†Ziff Davis, Inc.	26,687	1,119,787
†ZipRecruiter, Inc. Class A	44,400	81,696
		7,828,886
IT Services–0.74%
†Applied Digital Corp.	158,909	3,772,499
†ASGN, Inc.	28,104	1,087,906
†Backblaze, Inc. Class A	34,700	119,715
†BigBear.ai Holdings, Inc.	292,200	1,028,544
†Commerce.com, Inc.	46,800	124,956
†Crexendo, Inc.	11,600	71,572
CSP, Inc.	5,600	48,440
†DigitalOcean Holdings, Inc.	50,400	4,323,312
†Fastly, Inc. Class A	94,100	2,734,546
†Grid Dynamics Holdings, Inc.	44,300	252,510
Hackett Group, Inc.	16,476	214,353
Information Services Group, Inc.	25,700	98,688
†Rackspace Technology, Inc.	49,600	48,598
†TSS, Inc.	14,100	183,441
†Tucows, Inc. Class A	4,500	77,220
†Unisys Corp.	48,854	101,128
†VTEX Class A	41,900	167,600
†Whitefiber, Inc.	6,600	78,606
		14,533,634
Leisure Products–0.41%
Acushnet Holdings Corp.	17,300	1,617,204
†American Outdoor Brands, Inc.	8,300	77,522
†Callaway Golf Co.	89,727	1,245,411
Clarus Corp.	23,724	64,529
Escalade, Inc.	6,700	115,039
†Funko, Inc. Class A	22,600	71,190
JAKKS Pacific, Inc.	3,200	63,744
LVIP SSGA Small-Cap Index Fund–15

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Leisure Products (continued)
Johnson Outdoors, Inc. Class A	3,386	$157,483
†Latham Group, Inc.	29,900	160,563
†Malibu Boats, Inc. Class A	13,000	336,960
Marine Products Corp.	5,236	38,066
†MasterCraft Boat Holdings, Inc.	10,900	223,559
†Peloton Interactive, Inc. Class A	268,000	1,149,720
Polaris, Inc.	36,100	1,967,450
Smith & Wesson Brands, Inc.	29,632	424,626
Sturm Ruger & Co., Inc.	9,114	365,380
		8,078,446
Life Sciences Tools & Services–0.37%
†10X Genomics, Inc. Class A	74,500	1,581,635
†Adaptive Biotechnologies Corp.	101,400	1,407,432
†Azenta, Inc.	27,800	587,414
†BioLife Solutions, Inc.	27,400	522,792
†Codexis, Inc.	59,000	96,170
†CryoPort, Inc.	33,000	273,240
†Cytek Biosciences, Inc.	82,000	358,340
†Fortrea Holdings, Inc.	62,400	587,808
†Ginkgo Bioworks Holdings, Inc.	28,400	174,092
†Lifecore Biomedical, Inc.	19,300	71,796
†Maravai LifeSciences Holdings, Inc. Class A	76,300	215,929
†MaxCyte, Inc.	77,600	54,514
Mesa Laboratories, Inc.	3,630	320,964
†OmniAb, Inc.	68,489	107,528
†Pacific Biosciences of California, Inc.	188,498	248,817
†Personalis, Inc.	34,700	221,039
†Quanterix Corp.	26,600	93,632
†Quantum-Si, Inc.	91,700	70,976
†Standard BioTools, Inc.	208,900	192,042
		7,186,160
Machinery–3.87%
†3D Systems Corp.	85,822	161,345
Aebi Schmidt Holding AG	24,844	241,235
†AirJoule Technologies Corp.	17,100	42,921
Alamo Group, Inc.	7,035	1,160,564
Albany International Corp. Class A	18,643	973,351
†Alliance Laundry Holdings, Inc.	26,300	545,462
Astec Industries, Inc.	15,669	843,619
Atmus Filtration Technologies, Inc.	53,800	3,054,226
†Blue Bird Corp.	20,592	1,169,420
†CECO Environmental Corp.	20,000	1,191,600
†Chart Industries, Inc.	29,174	6,031,724
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Machinery (continued)
Columbus McKinnon Corp.	19,408	$281,998
Douglas Dynamics, Inc.	15,649	658,666
Eastern Co.	3,900	78,936
†Energy Recovery, Inc.	35,700	359,499
Enerpac Tool Group Corp.	35,514	1,295,196
Enpro, Inc.	14,009	3,511,356
ESCO Technologies, Inc.	17,238	4,850,256
Federal Signal Corp.	39,707	4,293,915
Franklin Electric Co., Inc.	25,640	2,363,239
†Gencor Industries, Inc.	7,900	118,500
Gorman-Rupp Co.	14,382	893,554
†Graham Corp.	7,100	560,332
Greenbrier Cos., Inc.	19,501	1,026,728
Helios Technologies, Inc.	22,328	1,444,845
†Hillman Solutions Corp.	131,800	1,096,576
Hyster-Yale, Inc.	8,066	262,226
JBT Marel Corp.	33,992	4,346,557
Kadant, Inc.	7,899	2,309,273
Kennametal, Inc.	51,100	1,846,243
†L.B. Foster Co. Class A	6,500	181,350
Lindsay Corp.	7,007	834,323
Luxfer Holdings PLC	17,200	209,496
†Manitowoc Co., Inc.	24,175	281,639
†Mayville Engineering Co., Inc.	9,100	163,345
†Microvast Holdings, Inc.	133,800	200,700
Miller Industries, Inc.	7,346	334,610
Mueller Water Products, Inc. Class A	101,027	2,777,232
Omega Flex, Inc.	2,789	86,571
†Palladyne AI Corp.	19,900	120,793
Park-Ohio Holdings Corp.	7,200	173,088
†Proto Labs, Inc.	16,343	931,878
†Richtech Robotics, Inc. Class B	102,800	214,852
†SPX Technologies, Inc.	31,950	6,388,083
Standex International Corp.	8,154	2,078,128
Tennant Co.	11,881	788,898
Terex Corp.	74,158	4,382,738
†Titan International, Inc.	33,900	234,249
Trinity Industries, Inc.	52,800	1,699,104
Wabash National Corp.	23,340	201,191
Watts Water Technologies, Inc. Class A	17,854	5,182,838
Worthington Enterprises, Inc.	21,308	1,110,999
		75,589,467
Marine Transportation–0.26%
†Costamare Bulkers Holdings Ltd.	6,280	97,152
Costamare, Inc.	30,300	512,070
Genco Shipping & Trading Ltd.	21,900	493,845
†Himalaya Shipping Ltd.	20,000	266,000
LVIP SSGA Small-Cap Index Fund–16

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Marine Transportation (continued)
Matson, Inc.	20,400	$3,344,376
Pangaea Logistics Solutions Ltd.	20,200	143,016
Safe Bulkers, Inc.	32,700	206,991
		5,063,450
Media–0.90%
†Advantage Solutions, Inc.	3,108	65,703
†AMC Networks, Inc. Class A	21,700	147,343
†Boston Omaha Corp. Class A	15,900	185,712
†Cable One, Inc.	3,600	328,356
†EchoStar Corp. Class A	89,800	10,512,886
Emerald Holding, Inc.	11,500	51,865
Entravision Communications Corp. Class A	47,030	139,679
†EW Scripps Co. Class A	42,866	159,462
†Gambling.com Group Ltd.	12,500	48,500
Gray Media, Inc.	58,618	254,402
†Ibotta, Inc. Class A	8,500	254,745
†iHeartMedia, Inc. Class A	78,300	228,636
John Wiley & Sons, Inc. Class A	26,900	1,024,890
†Magnite, Inc.	95,542	1,135,039
National CineMedia, Inc.	45,500	138,775
†Newsmax, Inc.	27,500	143,550
†Nexxen International Ltd.	18,600	121,272
†Optimum Communications, Inc. Class A	183,500	238,550
†PubMatic, Inc. Class A	25,400	207,772
Scholastic Corp.	12,991	507,429
Sinclair, Inc.	25,200	326,088
†Stagwell, Inc.	71,000	446,590
†TechTarget, Inc.	19,198	74,488
†Thryv Holdings, Inc.	24,500	67,130
†USA TODAY Co., Inc.	96,524	680,494
		17,489,356
Metals & Mining–2.76%
†Alpha Metallurgical Resources, Inc.	7,700	1,580,579
†American Battery Technology Co.	77,400	215,946
Caledonia Mining Corp. PLC	11,500	259,785
†Century Aluminum Co.	35,658	2,092,768
†Coeur Mining, Inc.	676,686	12,701,396
Commercial Metals Co.	73,800	4,533,534
†Compass Minerals International, Inc.	20,600	481,010
†Constellium SE	91,300	2,244,154
†Contango Silver & Gold, Inc.	5,900	110,625
†Critical Metals Corp.	30,600	242,964
†Dakota Gold Corp.	63,200	319,160
Ferroglobe PLC	82,000	337,840
Friedman Industries, Inc.	5,300	93,916
Hecla Mining Co.	420,876	7,840,920
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Metals & Mining (continued)
†Idaho Strategic Resources, Inc.	9,800	$314,776
†Ivanhoe Electric, Inc.	70,200	829,764
Kaiser Aluminum Corp.	10,922	1,316,210
†Lifezone Metals Ltd.	18,400	61,824
Materion Corp.	13,984	2,022,786
†Metallus, Inc.	23,100	377,454
†NioCorp Developments Ltd.	72,700	324,242
†Novagold Resources, Inc.	185,600	1,666,688
†Perpetua Resources Corp.	56,700	1,594,404
†Ramaco Resources, Inc. Class A	27,200	420,512
Ryerson Holding Corp.	30,024	674,940
†SSR Mining, Inc.	134,700	3,960,180
SunCoke Energy, Inc.	57,844	376,564
†Tredegar Corp.	17,730	140,954
†U.S. Antimony Corp.	80,300	701,019
†U.S. Gold Corp.	8,700	132,153
†USA Rare Earth, Inc.	122,300	1,851,010
Vox Royalty Corp.	31,600	165,584
Warrior Met Coal, Inc.	35,000	3,260,250
Worthington Steel, Inc.	22,408	680,083
		53,925,994
Mortgage Real Estate Investment Trusts (REITs)–0.84%
†ACRES Commercial Realty Corp.	4,700	90,804
Adamas Trust, Inc.	58,345	429,419
Angel Oak Mortgage REIT, Inc.	9,300	76,446
Apollo Commercial Real Estate Finance, Inc.	80,581	850,935
Arbor Realty Trust, Inc.	131,300	1,012,323
ARES Commercial Real Estate Corp.	35,689	171,307
ARMOUR Residential REIT, Inc.	73,585	1,227,398
Blackstone Mortgage Trust, Inc. Class A	107,717	2,062,781
BrightSpire Capital, Inc.	88,400	495,040
Chicago Atlantic Real Estate Finance, Inc.	13,100	148,292
Chimera Investment Corp.	51,666	648,408
†Claros Mortgage Trust, Inc.	63,100	150,178
Dynex Capital, Inc.	132,643	1,692,525
Ellington Financial, Inc.	80,900	958,665
Franklin BSP Realty Trust, Inc.	56,130	476,544
Invesco Mortgage Capital, Inc.	45,553	368,068
KKR Real Estate Finance Trust, Inc.	29,300	179,316
Ladder Capital Corp.	77,189	754,137
Lument Finance Trust, Inc.	36,200	45,612
MFA Financial, Inc.	71,350	683,533
LVIP SSGA Small-Cap Index Fund–17

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Mortgage Real Estate Investment Trusts (REITs) (continued)
Nexpoint Real Estate Finance, Inc.	4,300	$57,921
Orchid Island Capital, Inc.	123,060	865,112
PennyMac Mortgage Investment Trust	59,821	697,513
Ready Capital Corp.	100,272	162,441
Redwood Trust, Inc.	84,125	471,941
Rithm Property Trust, Inc.	5,550	74,314
Seven Hills Realty Trust	15,000	123,300
Sunrise Realty Trust, Inc.	8,100	62,127
TPG Mortgage Investment Trust, Inc.	19,300	141,083
TPG RE Finance Trust, Inc.	46,200	360,822
Two Harbors Investment Corp.	70,500	805,110
		16,343,415
Multi-Utilities–0.46%
Avista Corp.	53,926	2,164,590
Black Hills Corp.	49,573	3,440,862
Northwestern Energy Group, Inc.	40,806	2,690,747
Unitil Corp.	12,041	629,022
		8,925,221
Office REITs–0.45%
Brandywine Realty Trust	116,300	315,173
COPT Defense Properties	77,000	2,356,200
Douglas Emmett, Inc.	102,900	969,318
Easterly Government Properties, Inc.	23,400	501,462
Empire State Realty Trust, Inc. Class A	94,400	490,880
Franklin Street Properties Corp.	53,800	35,750
†Hudson Pacific Properties, Inc.	33,428	197,560
JBG SMITH Properties	40,400	590,244
NET Lease Office Properties	11,000	126,720
Peakstone Realty Trust	25,600	534,784
†Piedmont Realty Trust, Inc. Class A	83,900	551,223
Postal Realty Trust, Inc. Class A	15,800	293,248
SL Green Realty Corp.	48,500	1,791,590
		8,754,152
Oil, Gas & Consumable Fuels–4.10%
Ardmore Shipping Corp.	24,300	370,575
†BKV Corp.	13,100	373,612
California Resources Corp.	48,818	3,379,182
†Calumet, Inc.	46,700	1,676,530
†Centrus Energy Corp. Class A	11,364	1,972,677
†Clean Energy Fuels Corp.	121,095	300,316
†CNX Resources Corp.	88,100	3,396,255
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
†=Cobalt International Energy, Inc.	1	$0
†Comstock Resources, Inc.	50,200	1,058,216
Core Natural Resources, Inc.	33,972	3,557,888
Crescent Energy Co. Class A	168,216	2,270,916
†CVR Energy, Inc.	20,000	673,000
Delek U.S. Holdings, Inc.	39,562	1,783,059
DHT Holdings, Inc.	89,400	1,633,338
Diversified Energy Co.	40,300	702,832
Dorian LPG Ltd.	25,336	866,491
†Empire Petroleum Corp.	12,500	37,000
†Encore Energy Corp.	129,100	232,380
†Energy Fuels, Inc.	154,100	2,812,325
Epsilon Energy Ltd.	15,100	93,016
Evolution Petroleum Corp.	11,700	53,586
Excelerate Energy, Inc. Class A	16,400	548,088
†FLEX LNG Ltd.	20,400	606,084
FutureFuel Corp.	19,108	73,566
†Gevo, Inc.	156,600	427,518
Golar LNG Ltd.	64,601	3,495,560
Granite Ridge Resources, Inc.	29,200	171,404
†Green Plains, Inc.	45,493	748,360
†Gulfport Energy Corp.	10,400	2,200,328
HighPeak Energy, Inc.	11,400	78,660
†Infinity Natural Resources, Inc. Class A	9,300	163,773
International Seaways, Inc.	26,836	1,955,808
Kinetik Holdings, Inc.	30,242	1,464,015
†Kolibri Global Energy, Inc.	20,100	110,349
†Kosmos Energy Ltd.	321,100	892,658
†Lightbridge Corp.	17,500	186,550
Magnolia Oil & Gas Corp. Class A	117,600	3,712,632
Murphy Oil Corp.	89,400	3,687,750
NACCO Industries, Inc. Class A	2,900	150,713
Navigator Holdings Ltd.	18,200	351,806
†New Fortress Energy, Inc.	120,100	70,859
†NextDecade Corp.	116,400	891,624
†NextNRG, Inc.	15,400	6,160
Nordic American Tankers Ltd.	140,998	826,248
Northern Oil & Gas, Inc.	64,100	1,873,643
†OPAL Fuels, Inc. Class A	4,700	11,844
†Par Pacific Holdings, Inc.	33,135	2,075,576
PBF Energy, Inc. Class A	56,500	2,690,530
Peabody Energy Corp.	80,912	2,666,050
†Prairie Operating Co.	8,700	17,661
†PrimeEnergy Resources Corp.	300	69,855
†REX American Resources Corp.	19,400	884,058
LVIP SSGA Small-Cap Index Fund–18

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
Riley Exploration Permian, Inc.	8,400	$306,180
†Sable Offshore Corp.	82,600	1,364,552
SandRidge Energy, Inc.	22,600	368,606
Scorpio Tankers, Inc.	30,022	2,241,443
SFL Corp. Ltd.	82,742	892,786
SM Energy Co.	165,400	5,157,172
†Summit Midstream Corp.	6,400	193,536
†Talos Energy, Inc.	86,300	1,360,088
Teekay Corp. Ltd.	36,600	446,886
Teekay Tankers Ltd. Class A	16,300	1,195,116
†Uranium Energy Corp.	315,800	4,263,300
VAALCO Energy, Inc.	67,700	429,218
†Verde Clean Fuels, Inc.	1,012	1,710
Vitesse Energy, Inc.	16,600	301,456
W&T Offshore, Inc.	69,736	237,800
World Kinect Corp.	36,100	832,827
		79,945,600
Paper & Forest Products–0.07%
†Clearwater Paper Corp.	10,451	150,285
†Magnera Corp.	22,500	213,975
Sylvamo Corp.	22,000	929,280
		1,293,540
Passenger Airlines–0.41%
†Allegiant Travel Co.	9,684	784,791
†Frontier Group Holdings, Inc.	49,800	175,794
†JetBlue Airways Corp.	202,200	893,724
†Joby Aviation, Inc.	388,900	3,212,314
†SkyWest, Inc.	26,692	2,451,127
†Sun Country Airlines Holdings, Inc.	34,700	573,244
		8,090,994
Personal Care Products–0.21%
†Beauty Health Co.	80,900	72,001
Edgewell Personal Care Co.	30,100	642,334
†Herbalife Ltd.	69,800	1,027,456
†Honest Co., Inc.	67,000	196,980
Interparfums, Inc.	12,393	1,125,780
Lifevantage Corp.	4,900	21,168
†Medifast, Inc.	5,987	61,008
†Nature's Sunshine Products, Inc.	9,740	233,663
†Niagen Bioscience, Inc.	37,200	164,052
Nu Skin Enterprises, Inc. Class A	23,900	173,992
†Olaplex Holdings, Inc.	100,000	203,000
†USANA Health Sciences, Inc.	7,205	125,871
†Waldencast PLC Class A	19,600	18,614
		4,065,919
Pharmaceuticals–2.43%
†Aardvark Therapeutics, Inc.	7,300	27,521
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Pharmaceuticals (continued)
†Aclaris Therapeutics, Inc.	67,000	$251,250
†Alumis, Inc.	45,443	1,001,109
†Amneal Pharmaceuticals, Inc.	101,502	1,261,670
†Amphastar Pharmaceuticals, Inc.	24,900	487,791
†Amylyx Pharmaceuticals, Inc.	58,400	811,760
†ANI Pharmaceuticals, Inc.	12,500	961,250
†Aquestive Therapeutics, Inc.	64,000	265,600
†Arvinas, Inc.	36,400	385,840
†Atea Pharmaceuticals, Inc.	48,000	258,240
†Axsome Therapeutics, Inc.	27,700	4,681,854
†BioAge Labs, Inc.	14,400	251,856
†Biote Corp. Class A	20,900	28,215
†Collegium Pharmaceutical, Inc.	21,500	711,005
†CorMedix, Inc.	47,500	322,525
†Crinetics Pharmaceuticals, Inc.	64,868	2,356,006
†Definium Therapeutics, Inc.	60,600	1,145,340
†Edgewise Therapeutics, Inc.	46,000	1,449,000
†Enliven Therapeutics, Inc.	25,400	995,680
†Esperion Therapeutics, Inc.	153,100	419,494
†Eton Pharmaceuticals, Inc.	18,200	449,176
†Evolus, Inc.	35,000	143,850
†EyePoint, Inc.	50,300	648,367
†Fulcrum Therapeutics, Inc.	27,900	213,993
†Harmony Biosciences Holdings, Inc.	30,100	843,101
†Harrow, Inc.	21,600	761,616
†Indivior Pharmaceuticals, Inc.	81,800	2,493,264
†Innoviva, Inc.	49,800	1,160,340
†Journey Medical Corp.	9,700	45,493
†LB Pharmaceuticals, Inc.	10,600	261,396
†LENZ Therapeutics, Inc.	10,785	98,682
†Ligand Pharmaceuticals, Inc.	12,857	2,566,900
†Liquidia Corp.	43,300	1,634,142
†Maze Therapeutics, Inc.	17,600	525,360
†MBX Biosciences, Inc.	19,200	573,120
†MediWound Ltd.	5,200	83,772
†Nuvation Bio, Inc.	164,600	706,134
†Ocular Therapeutix, Inc.	123,200	1,043,504
†Omeros Corp.	42,600	449,856
†Pacira BioSciences, Inc.	26,875	607,375
†Phathom Pharmaceuticals, Inc.	27,200	302,192
Phibro Animal Health Corp. Class A	14,100	779,871
†Prestige Consumer Healthcare, Inc.	31,755	1,882,119
†Rapport Therapeutics, Inc.	18,800	588,252
†Septerna, Inc.	14,400	346,032
SIGA Technologies, Inc.	30,188	161,506
LVIP SSGA Small-Cap Index Fund–19

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Pharmaceuticals (continued)
†Supernus Pharmaceuticals, Inc.	36,390	$1,880,999
†Tarsus Pharmaceuticals, Inc.	26,400	1,851,960
†Terns Pharmaceuticals, Inc.	63,600	3,352,992
†Theravance Biopharma, Inc.	26,000	421,980
†=Third Harmonic Bio, Inc.	15,500	465
†Trevi Therapeutics, Inc.	59,300	707,449
†Tvardi Therapeutics, Inc.	2,700	8,586
†WaVe Life Sciences Ltd.	92,700	672,075
†Xeris Biopharma Holdings, Inc.	105,200	610,160
†Zevra Therapeutics, Inc.	39,100	364,412
		47,313,497
Professional Services–1.43%
Alight, Inc. Class A	298,300	173,819
†Asure Software, Inc.	18,600	159,960
Barrett Business Services, Inc.	17,028	496,877
†BlackSky Technology, Inc.	19,862	499,728
†CBIZ, Inc.	33,746	906,080
†Conduent, Inc.	107,000	136,960
CRA International, Inc.	4,351	704,340
CSG Systems International, Inc.	16,988	1,358,021
Exponent, Inc.	32,985	2,152,271
†Falcon's Beyond Global, Inc. Class A	9,400	132,540
†First Advantage Corp.	54,918	645,836
†Forrester Research, Inc.	8,333	47,165
†Franklin Covey Co.	8,480	133,899
HireQuest, Inc.	4,300	42,914
†Huron Consulting Group, Inc.	11,478	1,463,330
†IBEX Holdings Ltd.	6,459	173,230
ICF International, Inc.	12,551	819,455
†Innodata, Inc.	20,600	795,572
Insperity, Inc.	24,367	658,884
Kelly Services, Inc. Class A	22,177	196,266
Kforce, Inc.	11,938	349,067
Korn Ferry	34,845	2,193,493
†Legalzoom.com, Inc.	82,500	467,775
Maximus, Inc.	36,274	2,325,163
†Mistras Group, Inc.	7,800	115,284
†Planet Labs PBC	179,900	5,028,205
†RCM Technologies, Inc.	3,900	74,646
†Resolute Holdings Management, Inc.	2,825	458,498
Resources Connection, Inc.	24,989	93,209
†Skillsoft Corp.	3,100	13,299
†Spire Global, Inc.	17,300	217,634
†TIC Solutions, Inc.	129,594	852,729
TriNet Group, Inc.	20,222	736,687
†TrueBlue, Inc.	21,000	82,110
†TTEC Holdings, Inc.	14,560	36,400
†Upwork, Inc.	83,500	915,160
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Professional Services (continued)
†Verra Mobility Corp.	105,600	$1,509,024
†Willdan Group, Inc.	9,500	727,320
		27,892,850
Real Estate Management & Development–0.59%
†American Realty Investors, Inc.	1,300	20,085
†Compass, Inc. Class A	428,536	3,132,598
†Cushman & Wakefield Ltd.	157,080	1,925,801
†Douglas Elliman, Inc.	51,900	85,116
eXp World Holdings, Inc.	58,200	348,618
†Forestar Group, Inc.	13,605	332,506
†FRP Holdings, Inc.	7,344	160,687
Kennedy-Wilson Holdings, Inc.	82,853	896,469
Marcus & Millichap, Inc.	16,700	444,053
†Maui Land & Pineapple Co., Inc.	5,600	86,184
Newmark Group, Inc. Class A	99,900	1,497,501
†RE/MAX Holdings, Inc. Class A	12,698	73,141
†Real Brokerage, Inc.	75,300	188,250
RMR Group, Inc. Class A	10,668	165,034
†Seaport Entertainment Group, Inc.	5,000	107,400
St. Joe Co.	25,968	1,630,790
†Stratus Properties, Inc.	4,200	128,184
†Tejon Ranch Co.	13,818	260,331
†Transcontinental Realty Investors, Inc.	900	31,392
		11,514,140
Residential REITs–0.27%
BRT Apartments Corp.	7,300	97,382
Centerspace	10,346	594,378
Clipper Realty, Inc.	9,600	28,992
Independence Realty Trust, Inc.	160,124	2,384,246
NexPoint Residential Trust, Inc.	15,400	385,000
UMH Properties, Inc.	54,767	790,288
Veris Residential, Inc.	51,000	962,370
		5,242,656
Retail REITs–1.19%
Acadia Realty Trust	87,315	1,669,463
Alexander's, Inc.	1,476	348,631
CBL & Associates Properties, Inc.	12,700	488,061
Curbline Properties Corp.	65,750	1,695,692
FrontView REIT, Inc.	10,500	162,435
Getty Realty Corp.	36,464	1,159,555
InvenTrust Properties Corp.	51,775	1,577,067
Kite Realty Group Trust	144,185	3,539,742
Macerich Co.	171,603	3,243,297
LVIP SSGA Small-Cap Index Fund–20

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Retail REITs (continued)
NETSTREIT Corp.	56,800	$1,069,544
Phillips Edison & Co., Inc.	82,400	3,083,408
Saul Centers, Inc.	7,066	230,210
SITE Centers Corp.	22,075	119,205
Tanger, Inc.	75,500	2,565,490
Urban Edge Properties	85,900	1,716,282
Whitestone REIT	30,471	492,107
		23,160,189
Semiconductors & Semiconductor Equipment–3.44%
†ACM Research, Inc. Class A	34,100	1,341,835
†Aehr Test Systems	19,300	715,644
†Aeluma, Inc.	7,500	98,175
†Alpha & Omega Semiconductor Ltd.	17,471	387,157
†Ambarella, Inc.	27,492	1,415,151
†Ambiq Micro, Inc.	12,000	304,920
†Atomera, Inc.	20,300	77,343
†Axcelis Technologies, Inc.	20,933	1,948,444
†Blaize Holdings, Inc.	47,200	85,904
†CEVA, Inc.	16,017	299,198
†Cohu, Inc.	31,213	955,742
†Credo Technology Group Holding Ltd.	107,200	10,062,864
†Diodes, Inc.	31,065	2,120,497
†FormFactor, Inc.	51,531	4,997,992
†Ichor Holdings Ltd.	23,000	1,072,030
†Impinj, Inc.	18,200	1,869,140
†indie Semiconductor, Inc. Class A	132,900	427,938
†Kopin Corp.	116,200	261,450
Kulicke & Soffa Industries, Inc.	34,200	2,247,624
†MaxLinear, Inc.	56,134	976,170
†Navitas Semiconductor Corp.	135,000	1,183,950
NVE Corp.	3,000	196,500
†PDF Solutions, Inc.	20,957	685,503
†Penguin Solutions, Inc.	35,402	623,075
†Photronics, Inc.	38,360	1,550,128
Power Integrations, Inc.	37,112	1,900,134
†Rambus, Inc.	71,886	6,184,353
†Rigetti Computing, Inc.	215,400	3,024,216
†Semtech Corp.	61,823	4,753,570
†Silicon Laboratories, Inc.	21,686	4,513,941
†SiTime Corp.	14,960	5,166,436
†SkyWater Technology, Inc.	20,100	550,941
†Synaptics, Inc.	26,152	1,831,686
†Ultra Clean Holdings, Inc.	30,029	1,867,203
†Veeco Instruments, Inc.	40,035	1,355,585
		67,052,439
Software–4.43%
†8x8, Inc.	94,905	157,542
A10 Networks, Inc.	47,738	1,103,703
†ACI Worldwide, Inc.	69,278	2,841,091
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
Adeia, Inc.	73,516	$1,766,590
†Agilysys, Inc.	17,504	1,245,235
†Airship AI Holdings, Inc.	12,900	29,154
†Alarm.com Holdings, Inc.	31,800	1,373,442
†Alkami Technology, Inc.	47,000	736,490
†Amplitude, Inc. Class A	64,000	436,480
†Appian Corp. Class A	26,900	648,559
†Arteris, Inc.	21,000	345,240
†Asana, Inc. Class A	55,900	357,760
†AudioEye, Inc.	6,600	42,042
†AvePoint, Inc.	94,800	901,548
†Bit Digital, Inc.	218,400	286,104
†Bitdeer Technologies Group Class A	65,900	570,035
†Blackbaud, Inc.	24,871	960,269
†BlackLine, Inc.	33,983	1,257,371
†Blend Labs, Inc. Class A	137,800	234,260
†Box, Inc. Class A	93,200	2,203,248
†Braze, Inc. Class A	56,200	1,326,882
†C3.ai, Inc. Class A	83,100	699,702
†Cerence, Inc.	28,600	180,466
†Chaince Digital Holdings, Inc.	27,600	109,848
†Cipher Digital, Inc.	214,600	2,761,902
†Cleanspark, Inc.	166,900	1,420,319
Clear Secure, Inc. Class A	58,200	2,817,462
†Clearwater Analytics Holdings, Inc. Class A	185,439	4,385,632
†Commvault Systems, Inc.	29,502	2,297,911
†Consensus Cloud Solutions, Inc.	12,295	291,883
†Core Scientific, Inc.	192,000	2,872,320
†CS Disco, Inc.	15,700	59,974
†Daily Journal Corp.	830	400,342
†Digimarc Corp.	11,258	55,277
†Digital Turbine, Inc.	73,300	211,104
†Domo, Inc. Class B	23,700	72,522
†D-Wave Quantum, Inc.	242,800	3,503,604
†eGain Corp.	11,100	87,579
†EverCommerce, Inc.	10,500	120,015
†Expensify, Inc. Class A	46,900	40,798
†Five9, Inc.	50,300	763,051
†Freshworks, Inc. Class A	135,300	1,086,459
†Hut 8 Corp.	64,500	3,025,695
†I3 Verticals, Inc. Class A	16,491	368,739
†Intapp, Inc.	38,600	991,634
InterDigital, Inc.	17,268	5,214,936
†Kaltura, Inc.	54,500	66,490
†Life360, Inc.	13,000	530,660
†LiveRamp Holdings, Inc.	39,372	1,044,145
†MARA Holdings, Inc.	250,800	2,046,528
†Mitek Systems, Inc.	30,300	409,050
†N-able, Inc.	48,300	225,561
†NCR Voyix Corp.	95,300	603,249
†NextNav, Inc.	64,800	1,038,096
LVIP SSGA Small-Cap Index Fund–21

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
†ON24, Inc.	25,900	$209,790
OneSpan, Inc.	24,057	253,320
†Ooma, Inc.	17,094	248,718
†Pagaya Technologies Ltd. Class A	33,300	387,945
†PagerDuty, Inc.	56,500	350,865
†PAR Technology Corp.	27,400	365,242
†Porch Group, Inc.	57,400	411,558
†Progress Software Corp.	28,000	718,200
†Q2 Holdings, Inc.	40,300	1,906,190
†Qualys, Inc.	24,025	2,110,596
†Rapid7, Inc.	44,000	242,440
†Red Violet, Inc.	7,700	266,420
ReposiTrak, Inc.	8,900	67,640
†Rezolve AI PLC	119,800	306,688
†Rimini Street, Inc.	24,516	80,412
†Riot Platforms, Inc.	230,700	2,851,452
†=Sapiens International Corp. NV	21,600	939,600
†SEMrush Holdings, Inc. Class A	29,200	348,648
†Silvaco Group, Inc.	4,400	31,152
†SoundHound AI, Inc. Class A	252,500	1,734,675
†SoundThinking, Inc.	7,700	50,974
†Sprinklr, Inc. Class A	76,600	459,600
†Sprout Social, Inc. Class A	37,900	216,030
†SPS Commerce, Inc.	25,702	1,430,830
†Telos Corp.	36,100	151,259
†Tenable Holdings, Inc.	80,600	1,363,349
†Terawulf, Inc.	204,500	2,950,935
†Varonis Systems, Inc.	78,221	1,679,405
†Vertex, Inc. Class A	46,500	552,885
†Via Transportation, Inc. Class A	4,700	70,500
†Viant Technology, Inc. Class A	10,200	114,240
†Weave Communications, Inc.	42,600	196,812
†WM Technology, Inc.	65,800	43,323
†Workiva, Inc.	33,800	2,015,494
†Xperi, Inc.	31,206	174,754
†Yext, Inc.	69,100	265,344
†Zeta Global Holdings Corp. Class A	139,700	2,224,024
		86,417,307
Specialized REITs–0.33%
Farmland Partners, Inc.	26,400	296,472
Four Corners Property Trust, Inc.	70,200	1,660,230
Gladstone Land Corp.	23,300	237,660
Outfront Media, Inc.	99,243	2,629,940
Safehold, Inc.	37,934	513,247
Smartstop Self Storage REIT, Inc.	36,900	1,117,332
		6,454,881
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialty Retail–1.90%
†1-800-Flowers.com, Inc. Class A	17,864	$54,307
†Abercrombie & Fitch Co. Class A	30,200	2,759,374
Academy Sports & Outdoors, Inc.	44,800	2,528,960
Advance Auto Parts, Inc.	40,600	2,141,650
American Eagle Outfitters, Inc.	107,518	1,795,551
†America's Car-Mart, Inc.	5,285	67,278
Arhaus, Inc.	36,500	247,470
Arko Corp.	47,200	262,432
†Asbury Automotive Group, Inc.	12,744	2,490,305
†BARK, Inc.	73,200	37,083
†Barnes & Noble Education, Inc.	11,700	103,311
†Bed Bath & Beyond, Inc.	42,397	196,722
†Boot Barn Holdings, Inc.	20,318	2,973,742
Buckle, Inc.	20,308	1,022,711
Build-A-Bear Workshop, Inc.	8,600	322,070
Caleres, Inc.	23,151	244,011
Camping World Holdings, Inc. Class A	41,100	280,713
†Citi Trends, Inc.	3,400	147,288
Designer Brands, Inc. Class A	23,800	135,422
†Envela Corp.	1,800	29,988
†EVgo, Inc.	88,000	151,360
†Genesco, Inc.	6,432	186,464
Group 1 Automotive, Inc.	7,675	2,537,585
Haverty Furniture Cos., Inc.	9,414	199,388
J Jill, Inc.	3,300	37,818
†Lands' End, Inc.	6,500	73,060
†MarineMax, Inc.	12,840	347,450
Monro, Inc.	20,549	329,606
†National Vision Holdings, Inc.	51,600	1,336,440
†OneWater Marine, Inc. Class A	8,600	81,270
†Outdoor Holding Co.	63,000	126,630
†Petco Health & Wellness Co., Inc.	55,600	154,568
†RealReal, Inc.	67,100	609,268
†Revolve Group, Inc.	27,600	624,036
†Sally Beauty Holdings, Inc.	66,500	921,025
Shoe Carnival, Inc.	13,142	204,884
Signet Jewelers Ltd.	26,776	2,266,321
†Sleep Number Corp.	13,446	24,136
Sonic Automotive, Inc. Class A	9,631	660,398
†Stitch Fix, Inc. Class A	76,700	253,877
†ThredUp, Inc. Class A	66,700	218,776
†Torrid Holdings, Inc.	16,000	28,480
Upbound Group, Inc.	34,810	628,320
LVIP SSGA Small-Cap Index Fund–22

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialty Retail (continued)
†Urban Outfitters, Inc.	41,200	$2,610,020
†Victoria's Secret & Co.	46,700	2,165,012
†Warby Parker, Inc. Class A	66,200	1,394,834
Winmark Corp.	1,827	781,134
†Zumiez, Inc.	9,423	208,814
		37,001,362
Technology Hardware, Storage & Peripherals–0.59%
†Corsair Gaming, Inc.	32,100	178,155
†CPI Card Group, Inc.	3,600	52,236
†Diebold Nixdorf, Inc.	16,400	1,237,216
†Eastman Kodak Co.	33,300	301,365
GPGI, Inc. Class A	118,100	2,019,510
Immersion Corp.	14,500	79,170
†IonQ, Inc.	227,500	6,558,825
†Quantum Computing, Inc.	136,600	935,710
†Turtle Beach Corp.	10,000	101,400
Xerox Holdings Corp.	86,900	112,101
		11,575,688
Textiles, Apparel & Luxury Goods–0.52%
†Capri Holdings Ltd.	78,600	1,384,932
Carter's, Inc.	24,200	865,392
Ermenegildo Zegna NV	43,100	449,102
†Figs, Inc. Class A	59,900	884,723
G-III Apparel Group Ltd.	23,296	645,299
Kontoor Brands, Inc.	36,400	2,558,556
Lakeland Industries, Inc.	6,800	55,692
Movado Group, Inc.	8,480	207,081
Oxford Industries, Inc.	9,466	364,536
Rocky Brands, Inc.	4,100	158,752
Steven Madden Ltd.	47,601	1,614,626
Superior Group of Cos., Inc.	5,000	50,800
Wolverine World Wide, Inc.	53,471	872,647
		10,112,138
Tobacco–0.10%
†Ispire Technology, Inc.	15,200	27,968
Turning Point Brands, Inc.	11,825	1,026,292
Universal Corp.	16,542	871,763
		1,926,023
Trading Companies & Distributors–1.03%
Alta Equipment Group, Inc.	14,590	78,348
†BlueLinx Holdings, Inc.	5,200	281,736
Boise Cascade Co.	25,146	1,907,324
†Custom Truck One Source, Inc.	42,100	276,597
†Distribution Solutions Group, Inc.	6,996	183,575
†DNOW, Inc.	125,706	1,497,159
†DXP Enterprises, Inc.	8,843	1,235,632
EVI Industries, Inc.	3,600	74,088
GATX Corp.	23,400	3,995,316
Global Industrial Co.	7,858	247,684
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Trading Companies & Distributors (continued)
Herc Holdings, Inc.	21,737	$2,163,918
†Hudson Technologies, Inc.	26,500	155,820
Karat Packaging, Inc.	5,100	142,392
McGrath RentCorp	16,640	1,835,059
†NPK International, Inc.	55,841	809,136
Rush Enterprises, Inc. Class A	45,782	3,017,866
†Titan Machinery, Inc.	15,070	251,971
†Transcat, Inc.	6,300	462,735
Willis Lease Finance Corp.	1,800	306,468
†Xometry, Inc. Class A	29,300	1,196,612
		20,119,436
Transportation Infrastructure–0.01%
†Sky Harbour Group Corp.	14,900	143,487
		143,487
Water Utilities–0.35%
American States Water Co.	26,179	1,979,656
†Cadiz, Inc.	32,901	161,544
California Water Service Group	40,342	1,829,106
Consolidated Water Co. Ltd.	10,700	354,384
Global Water Resources, Inc.	8,783	66,663
H2O America	22,815	1,338,556
Middlesex Water Co.	12,431	647,033
†Pure Cycle Corp.	14,100	141,846
York Water Co.	10,237	311,717
		6,830,505
Wireless Telecommunication Services–0.16%
†Gogo, Inc.	49,500	198,990
Spok Holdings, Inc.	13,900	151,510
Telephone & Data Systems, Inc.	65,700	2,765,970
		3,116,470
Total Common Stock (Cost $1,114,417,073)		1,943,724,653
RIGHTS–0.00%
†=Aduro Biotech, Inc.	15,060	5,723
†=Akero Therapeutics, Inc.	49,800	32,370
†=Alimera Sciences, Inc.	16,900	676
†=Chinook Therapeutics, Inc.	47,760	0
†=Gtx, Inc.	828	1,565
†M-Tron Industries, Inc.	1,700	3,570
†=Tobira Therapeutics, Inc.	7,700	34,881
Total Rights (Cost $34,744)		78,785
LVIP SSGA Small-Cap Index Fund–23

LVIP SSGA Small-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
WARRANTS–0.00%
†Nabors Industries Ltd. exp 6/11/26 exercise price USD 166.67	2,445	$948
†=Pulse Biosciences, Inc. exp 6/27/29 exercise price USD 1.00	1,477	7,821
Total Warrants (Cost $0)		8,769

	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–0.33%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 3.60%)	6,387,715	$6,387,715
Total Money Market Fund (Cost $6,387,715)		6,387,715

TOTAL INVESTMENTS–99.97% (Cost $1,120,839,532)	1,950,199,922
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.03%	597,207
NET ASSETS APPLICABLE TO 55,654,704 SHARES OUTSTANDING–100.00%	$1,950,797,129

†Non-income producing.
=The value of this security was determined using significant unobservable inputs.

The following futures contracts were outstanding at March 31, 2026:
Futures Contract
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Equity Contract:
70	CME E-mini Russell 2000 Index Futures	$8,792,700	$8,738,785	6/18/26	$53,915	$—

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through March 31, 2026.

Summary of Abbreviations:
CME–Chicago Mercantile Exchange
IT–Information Technology
LNG–Liquefied Natural Gas
REIT–Real Estate Investment Trust
LVIP SSGA Small-Cap Index Fund–24